UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10487

Hotchkis & Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor Los Angeles, California		90017-5439
(Address of principal executive offices)		(Zip code)

Anna Marie Lopez Hotchkis & Wiley Capital Management, LLC 725 South Figueroa Street, 39th Floor Los Angeles, California 90017-5439
(Name and address of agent for service)

Copies to: Karin Jagel Flynn, Esq. Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
(Counsel for the Registrant)

Registrant’s telephone number, including area code:	(213) 430-1000

Date of fiscal year end:	June 30, 2014

Date of reporting period:	July 1, 2013 - December 31, 2013

Item 1. Reports to Stockholders.

Hotchkis & Wiley Funds

Semi-annual Report

DECEMBER 31, 2013

DIVERSIFIED VALUE FUND

LARGE CAP VALUE FUND

MID-CAP VALUE FUND

SMALL CAP VALUE FUND

GLOBAL VALUE FUND

VALUE OPPORTUNITIES FUND

CAPITAL INCOME FUND

HIGH YIELD FUND

TABLE OF CONTENTS

SHAREHOLDER LETTER	3
FUND PERFORMANCE DATA	6
SCHEDULE OF INVESTMENTS:
DIVERSIFIED VALUE FUND	15
LARGE CAP VALUE FUND	18
MID-CAP VALUE FUND	20
SMALL CAP VALUE FUND	23
GLOBAL VALUE FUND	26
VALUE OPPORTUNITIES FUND	28
CAPITAL INCOME FUND	31
HIGH YIELD FUND	40
STATEMENTS OF ASSETS & LIABILITIES	47
STATEMENTS OF OPERATIONS	49
STATEMENTS OF CHANGES IN NET ASSETS	51
FINANCIAL HIGHLIGHTS	55
NOTES TO THE FINANCIAL STATEMENTS	59
FUND EXPENSE EXAMPLES	69
INFORMATION ABOUT THE FUNDS	BACK COVER

DEAR SHAREHOLDER:

The following investment review and shareholder report relates to the activities of the Hotchkis & Wiley Funds for the six months ended December 31, 2013.

OVERVIEW

U.S. equity investors enjoyed strong gains over the six month period ended December 31, 2013 as the S&P 500® Index delivered an impressive +16.3% total return. Despite a broad rise in interest rates, the high yield market, as represented by the BofA Merrill Lynch U.S. High Yield Master II Index, also produced a positive +5.8% total return. Although companies have yet to report fourth quarter results, 2013 earnings appear to have grown in the high teens compared with 2012. And, with balance sheets strengthened, corporations returned considerable cash to shareholders. In addition to strong corporate performance, the rise in equity and debt valuations was supported by scores of positive economic developments in housing, employment, manufacturing, and consumer confidence.

The U.S. political landscape remained contentious throughout the six month period. The prolonged budgetary stalemate, government shutdown, and enactment of the so-called "nuclear option1" exemplified Congress' inability to compromise. At long last, Congress demonstrated encouraging signs of bipartisanship by passing a budget deal in December. It also confirmed Janet Yellen as the next Federal Reserve Chairwoman, which should result in the continuation of the central bank's dovish monetary stance. Whether this cooperation can be sustained, however, remains uncertain.

Taking a closer look at the equity market, the "yield trade", in which investors sought out securities that were perceived as bond substitutes (e.g., REITs "real estate investment trusts"), began to unwind as interest rates rose. Our valuation discipline steered us away from these overextended segments of the market, which were among the worst performers during the six month period. Going forward, despite a favorable backdrop for equities, we maintain a cautious stance, only because we believe valuations are less attractive given the strong price appreciation.

The high yield market's yield-to-worst decreased and spreads narrowed over the six months, while Treasury yields rose. As of December 31, 2013, the yield-to-worst was 5.6% and the spread over Treasuries was 394 basis points — both below historical averages but reasonable given the market's strong fundamentals and benign default rate. In fact, the par-weighted default rate closed the year at 0.66%, which is the lowest it has been in six years2. Strong corporate performance and positive economic growth may continue to support a subdued default environment. We expect the new issue market to slow from its torrid pace because most near-term refinancing needs have already been met. Our market outlook has tempered given the recent spread compression but we remain optimistic regarding the risk-adjusted potential of the current portfolio.

HOTCHKIS & WILEY DIVERSIFIED VALUE FUND

The Fund's Class I shares had a total return of 14.96% for the six month period ended December 31, 2013 compared to the S&P 500® Index return of 16.31% and the Russell 1000® Value Index return of

14.34%. (More complete performance information can be found on page 7 of this report to shareholders.)

The Fund modestly outperformed the Russell 1000® Value Index over the period. Positive stock selection in financials and telecommunication services led returns. Within financials, consumer finance, banks, and insurance were all positive performance contributors. Within telecommunication services, the Fund's sole position, Vodafone, rose following the announcement that it would sell its interest in Verizon Wireless. The three largest individual contributors to relative performance were Vodafone, Johnson Controls, and Total. Stock selection in energy and utilities detracted from performance over the period. No exposure to materials, which was one of the best performing sectors in the index, also hurt relative performance. The three largest individual detractors were Cobalt International Energy, Exelon, and Target.

HOTCHKIS & WILEY LARGE CAP VALUE FUND

The Fund's Class I shares had a total return of 16.22% for the six month period ended December 31, 2013 compared to the S&P 500® Index return of 16.31% and the Russell 1000® Value Index return of 14.34%. (More complete performance information can be found on page 8 of this report to shareholders.)

Positive stock selection drove all of the outperformance relative to the Russell 1000® Value Index for the period. Stock selection in financials, telecommunication services, and energy was particularly strong. Consumer finance, banks, and insurance companies each helped performance over the six month period. Vodafone, the Fund's sole telecommunication services holding, performed well after announcing it would sell its stake in Verizon Wireless. The Fund's largest individual contributors were Vodafone, Total, and Johnson Controls. An overweight and stock selection in utilities detracted from performance over the period, along with a lack of exposure to the strong-performing materials sector. The Fund's largest individual detractors from performance were Exelon, Target, and Public Service Enterprise Group.

HOTCHKIS & WILEY MID-CAP VALUE FUND

The Fund's Class I shares had a total return of 15.22% for the six month period ended December 31, 2013 compared to the Russell Midcap® Index return of 16.73% and the Russell Midcap® Value Index return of 14.95%. (More complete performance information can be found on page 9 of this report to shareholders.)

Over the six month period, the Fund outperformed the Russell Midcap® Value Index by a slight margin. We have generally avoided REITs because we have found few with reasonable valuations. Investors have coveted REITs due to their high dividends, enticing given the low interest rate environment. This led to an overextension that began to unwind over the six month period. The Fund's lack of exposure to REITs, which comprise more than 10% of the index, was a major contributor to relative performance. Positive stock selection in consumer discretionary and information technology also helped performance. The largest individual contributors were ARRIS Group, Goodyear Tire, and Valassis Communications. Stock selection in energy and health care detracted from performance over the period, along with a lack of exposure to materials. The largest individual detractors were Cobalt International Energy, Rent-A-Center, and Embraer.

1 The nuclear option replaces the 60-vote requirement for all Presidential appointees with a simple majority requirement (51 votes).

2 JP Morgan

HOTCHKIS & WILEY SMALL CAP VALUE FUND

The Fund's Class I shares had a total return of 22.16% for the six month period ended December 31, 2013 compared to the Russell 2000® Index return of 19.82% and the Russell 2000® Value Index return of 17.60%. (More complete performance information can be found on page 10 of this report to shareholders.)

Positive stock selection relative to the Russell 2000® Value Index drove the majority of the outperformance over the six month period. Stock selection was particularly strong in industrials, information technology, and financials. Our aversion to REITs, which we viewed as considerably overvalued as a group, also helped returns as REITs lagged the overall market. The largest individual performance contributors were ARRIS Group, Huntington Ingalls, and Valassis Communications. Stock selection in consumer discretionary and materials detracted from performance over the period. The largest individual detractors were Rent-A-Center, Con-way, and First Horizon National.

HOTCHKIS & WILEY GLOBAL VALUE FUND

The Fund's Class I shares had a total return of 18.03% for the six month period ended December 31, 2013 compared to the Russell Developed Index return of 17.63%. (More complete performance information can be found on page 11 of this report to shareholders.)

Relative to the Russell Developed Index, positive stock selection within sectors drove results, with industrials, consumer staples, and consumer discretionary leading the way. Also, the portfolio's overweight exposure to Western Europe helped performance as this was a strong performing region over the period. The largest individual contributors were Vodafone, Valassis Communications, and Danieli. Stock selection in energy and utilities detracted from performance over the period. The largest individual detractors were Cobalt International Energy, Exelon, and Embraer.

HOTCHKIS & WILEY VALUE OPPORTUNITIES FUND

The Fund's Class I shares had a total return of 16.04% for the six month period ended December 31, 2013 compared to the S&P 500 Index return of 16.31%. (More complete performance information can be found on page 12 of this report to shareholders.)

The Fund lagged the S&P 500® Index by a narrow margin over the period. Security selection in energy, materials, and consumer discretionary detracted from performance over the period. The largest individual detractors were Cobalt International Energy, Rent-A-Center, and Exelon. Positive security selection in industrials, financials, and health care contributed to relative performance over the six months.

The largest individual performance contributors were Valassis Communications, Masonite International, and Direct Line Insurance.

HOTCHKIS & WILEY CAPITAL INCOME FUND

The Fund invests in both dividend paying equity securities and high yielding fixed income securities with an emphasis on income generation. The long-term allocation target between dividend paying equities and high yielding fixed income securities is 50/50. The Fund pays out to shareholders 100% of the income generated ratably over the course of the year. The Fund has two benchmarks, the S&P 500® Index ("the equity benchmark") and the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index ("the fixed income benchmark"). These benchmarks are averaged, using the Fund's long-term allocation targets, to produce a "50/50 blended benchmark" to help assess performance.

The Fund's Class I shares had a total return of 10.71% for the six month period ended December 31, 2013, compared to the blended benchmark return of 8.09%. (More complete performance information can be found on page 13 of this report to shareholders.)

The outperformance for the period was driven by an above long-term target allocation to dividend paying equities and strong performance of the high yielding fixed income security holdings relative to the fixed income benchmark. The Fund's dividend paying equity securities underperformed the equity benchmark.

The Fund's allocation to dividend paying equities averaged 56%, which helped performance as the equity benchmark's 16.31% return exceeded the 0.28% return of the fixed income benchmark. The Fund's high yielding fixed income securities generated a total return of 6.05% over the period, well above the fixed income benchmark return of 0.28%, as high yield bonds outperformed the broader fixed income market. Within the Fund's high yielding fixed income securities, basic industry, automotive, and energy sector holdings were strong performance contributors while insurance, telecommunication services, and utilities sector holdings were among the least positive.

The Fund's dividend paying equity portfolio holdings generated a total return of 15.17% versus the equity benchmark return of 16.31% as high dividend paying stocks underperformed lower yielding stocks. Within the Fund's dividend paying equities, telecommunication services, energy, and consumer discretionary sector holdings were positive contributors while utilities and information technology sector holdings detracted from performance.

During the six months ended December 31, 2013, the Fund's Class I shares paid out $0.28 per share in ordinary dividends and $0.68 per share in capital gains.

HOTCHKIS & WILEY HIGH YIELD FUND

The Fund's Class I shares had a total return of 5.97% for the six month period ended December 31, 2013 compared to the BofA Merrill Lynch U.S. High Yield Master II Index return of 5.83% and the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index return of 5.48%. (More complete performance information can be found on page 14 of this report to shareholders.)

The high yield strategy outperformed the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index and the BofA Merrill Lynch U.S. High Yield Master II Index for the six month period. Positive credit selection relative to the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index generated all of the excess return. Credit selection in the automotive, technology, and telecommunications sectors was the primary performance contributor. Credit selection in energy, banking, and services detracted from performance, along with the overweight in consumer cyclicals.

CONCLUSION

We appreciate your continued support of the Hotchkis & Wiley Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Anna Marie Lopez President	George Davis Fund Manager	Sheldon Lieberman Fund Manager

Patty McKenna Fund Manager	James Miles Fund Manager	Stan Majcher Fund Manager

David Green Fund Manager	Scott McBride Fund Manager	Judd Peters Fund Manager

Ray Kennedy Fund Manager	Mark Hudoff Fund Manager	Patrick Meegan Fund Manager

Past performance does not guarantee future results.

The above reflects opinions of Fund managers as of December 31, 2013. They are subject to change and any forecasts made cannot be guaranteed. The Funds might not continue to hold any securities mentioned and have no obligation to disclose purchases or sales in these securities. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings for December 31, 2013. Indexes do not incur expenses or sales loads and are not available for investment.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Investing in value stocks presents the risk that value stocks may fall out of favor with investors and underperform other asset types during a given period. Equities, bonds, and other asset classes have different risk profiles, which should be considered when investing. All investments contain risk and may lose value.

A basis point is one hundredth of one percent (0.01%).

Spread is the percentage point difference between yields of various classes of bonds compared to treasury bonds.

Yield-to-worst is the lowest possible yield from owning a bond considering all potential call dates prior to maturity.

Fund Performance Data

ABOUT FUND PERFORMANCE

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares. The Diversified Value Fund, Small Cap Value Fund, Global Value Fund, Value Opportunities Fund, Capital Income Fund and High Yield Fund have three classes of shares. Each share class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Currently, the Global Value Fund and Capital Income Fund are not offering Class C shares to investors.

Class I shares have no initial sales charge and bear no ongoing distribution and service fees under a 12b-1 plan. Class I shares are available only to eligible investors.

Class A shares incur a maximum initial sales charge of 5.25% for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Global Value Fund and Value Opportunities Fund, 4.75% for the Capital Income Fund and 3.75% for the High Yield Fund and an annual distribution and service fee of 0.25%.

Class C shares are subject to an annual distribution and service fee of 1.00%. In addition, Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase. Class C shares automatically convert to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees.

Class R shares have no initial sales charge or CDSC and are subject to an annual distribution and service fee of 0.50%. Class R shares are offered only by the Large Cap Value Fund and Mid-Cap Value Fund and are available only to certain retirement plans.

FUND RISKS

Mutual fund investing involves risk; loss of principal is possible. The Small Cap Value Fund, Mid-Cap Value Fund, Global Value Fund and Value Opportunities Fund invest in small- and medium-capitalization companies which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Value Opportunities Fund is a non-diversified fund which involves greater risk than investing in diversified funds, such as business risk, significant stock price fluctuations and sector concentration. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Value Opportunities Fund, Capital Income Fund and High Yield Fund invest in debt securities that decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Value Opportunities Fund, Capital Income Fund and High Yield Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Value Opportunities Fund, Capital Income Fund and High Yield Fund may utilize derivative instruments, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks. Depending upon the characteristics of particular derivatives, they can suddenly become illiquid. Investments by the Capital Income Fund and High Yield Fund in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Funds may invest in foreign securities, including developed and emerging markets, which involve greater volatility and political, economic, and currency risks.

MARKET INDEXES

The following are definitions for indexes used in the shareholder letter and the performance summary tables on the following pages. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. The Funds' value disciplines may prevent or restrict investments in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Russell 1000® Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000® Index.

Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell Developed Index measures the performance of the investable securities in developed countries globally across all market capitalization ranges.

BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment grade bond markets. The Index is a capitalization weighted aggregation of outstanding U.S. Treasury, agency and supranational, mortgage pass-through and investment grade corporate bonds meeting specified selection criteria.

BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index contains all securities in the BofA Merrill Lynch U.S. High Yield Index rated BB+ through B- by S&P (or equivalent as rated by Moody's or Fitch), but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below investment grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody's and S&P.

Fund Performance Data

DIVERSIFIED VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2013	Six Months	1 Year	5 Years	Since 8/30/04*
Class I
Average annual total return	14.96%	36.54%	20.44%	6.63%
Class A
Average annual total return (with sales charge)	8.81%	29.04%	18.84%	5.76%
Average annual total return (without sales charge)	14.87%	36.22%	20.13%	6.37%
Class C
Average annual total return (with CDSC)	13.42%	34.22%	19.28%	5.61%
Average annual total return (without CDSC)	14.42%	35.22%	19.28%	5.61%
S&P 500® Index††
Average annual total return	16.31%	32.39%	17.94%	7.96%
Russell 1000® Index††
Average annual total return	16.86%	33.11%	18.59%	8.40%
Russell 1000® Value Index††
Average annual total return	14.34%	32.53%	16.67%	7.78%

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the applicable sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in equity securities of companies with market capitalizations similar to the Russell 1000® Index.

†† See index descriptions on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I, Class A and Class C.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

LARGE CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2013	Six Months	1 Year	5 Years	10 Years	Since 6/24/87*
Class I
Average annual total return	16.22%	39.95%	20.70%	6.04%	9.22%
Class A
Average annual total return (with sales charge)	9.95%	32.21%	19.10%	5.20%	8.75%
Average annual total return (without sales charge)	16.06%	39.55%	20.39%	5.76%	8.97%
Class C
Average annual total return (with CDSC)	14.64%	37.50%	19.51%	5.03%	8.14%
Average annual total return (without CDSC)	15.64%	38.50%	19.51%	5.03%	8.14%
Class R
Average annual total return	15.93%	39.23%	20.09%	5.51%	8.69%
S&P 500® Index††
Average annual total return	16.31%	32.39%	17.94%	7.41%	9.46%
Russell 1000® Index††
Average annual total return	16.86%	33.11%	18.59%	7.78%	9.63%
Russell 1000® Value Index††
Average annual total return	14.34%	32.53%	16.67%	7.58%	n/a

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/26/01; Class C — 2/4/02; Class R — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the applicable sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in equity securities of companies with market capitalizations similar to the Russell 1000® Index.

†† See index descriptions on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

MID-CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2013	Six Months	1 Year	5 Years	10 Years	Since 1/2/97*
Class I
Average annual total return	15.22%	42.55%	29.14%	10.65%	13.75%
Class A
Average annual total return (with sales charge)	9.04%	34.73%	27.42%	9.78%	13.12%
Average annual total return (without sales charge)	15.09%	42.20%	28.81%	10.37%	13.48%
Class C
Average annual total return (with CDSC)	13.66%	40.16%	27.90%	9.64%	12.67%
Average annual total return (without CDSC)	14.66%	41.16%	27.90%	9.64%	12.67%
Class R
Average annual total return	14.94%	41.89%	28.52%	10.16%	13.28%
Russell Midcap® Index††
Average annual total return	16.73%	34.76%	22.36%	10.22%	10.42%
Russell Midcap® Value Index††
Average annual total return	14.95%	33.46%	21.16%	10.25%	10.85%

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A, Class C — 1/2/01; Class R — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the applicable sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in equity securities of companies with market capitalizations similar to the Russell Midcap® Index.

†† See index descriptions on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

SMALL CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2013	Six Months	1 Year	5 Years	10 Years	Since 9/20/85*
Class I
Average annual total return	22.16%	46.34%	30.62%	9.67%	12.37%
Class A
Average annual total return (with sales charge)	15.59%	38.31%	28.90%	8.81%	11.91%
Average annual total return (without sales charge)	22.00%	45.97%	30.30%	9.40%	12.12%
Class C
Average annual total return (with CDSC)	20.56%	43.87%	29.37%	8.68%	11.32%
Average annual total return (without CDSC)	21.56%	44.87%	29.37%	8.68%	11.32%
Russell 2000® Index††
Average annual total return	19.82%	38.82%	20.08%	9.07%	10.21%
Russell 2000® Value Index††
Average annual total return	17.60%	34.52%	17.64%	8.61%	n/a

Returns shown for Class A and Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/6/00; Class C — 2/4/02.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the applicable sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in equity securities of companies with market capitalizations similar to the Russell 2000® Index.

†† See index descriptions on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

GLOBAL VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2013	Six Months	Since 12/31/12* (1 Year)
Class I
Average annual total return	18.03%	35.61%
Class A
Average annual total return (with sales charge)	11.68%	28.24%
Average annual total return (without sales charge)	17.90%	35.30%
Russell Developed Index††
Average annual total return	17.63%	28.37%

Returns shown for Class A shares for the periods prior to its inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class A — 8/30/13.)

Average annual total returns with sales charge shown for Class A shares have been adjusted to reflect the applicable sales charge of the class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Average annual total returns without sales charge do not reflect the sales charges. Had the sales charge been included, the Fund's returns would have been lower.

† The Fund invests in U.S. and non-U.S. companies.

†† See index description on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

VALUE OPPORTUNITIES FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2013	Six Months	1 Year	5 Years	10 Years	Since 12/31/02*
Class I
Average annual total return	16.04%	37.73%	29.98%	9.90%	14.27%
Class A
Average annual total return (with sales charge)	9.82%	30.21%	28.27%	9.04%	13.52%
Average annual total return (without sales charge)	15.90%	37.42%	29.66%	9.64%	14.07%
Class C
Average annual total return (with CDSC)	14.47%	35.37%	28.72%	8.87%	13.19%
Average annual total return (without CDSC)	15.47%	36.37%	28.72%	8.87%	13.19%
S&P 500® Index††
Average annual total return	16.31%	32.39%	17.94%	7.41%	9.18%

Returns shown for Class C shares for the periods prior to its inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class C — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the applicable sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in securities of companies with strong capital appreciation potential.

†† See index description on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I and Class A.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

CAPITAL INCOME FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2013	Six Months	1 Year	Since 12/31/10*
Class I
Average annual total return	10.71%	23.26%	14.38%
Class A
Average annual total return (with sales charge)	5.25%	17.16%	13.27%
Average annual total return (without sales charge)	10.52%	23.05%	15.13%
S&P 500® Index††
Average annual total return	16.31%	32.39%	16.18%
BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index††
Average annual total return	0.28%	–2.34%	3.24%

Returns shown for Class A shares for the periods prior to its inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class A — 2/28/11.)

Average annual total returns with sales charge shown for Class A shares have been adjusted to reflect the applicable sales charge of the class. Returns for Class A reflect the maximum initial sales charge of 4.75%. Average annual total returns without sales charge do not reflect the sales charges. Had the sales charge been included, the Fund's returns would have been lower.

† The Fund invests primarily in dividend-paying equities and high yield fixed income securities.

†† See index descriptions on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

HIGH YIELD FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2013	Six Months	1 Year	Since 3/31/09*
Class I
Average annual total return	5.97%	8.69%	16.63%
Class A
Average annual total return (with sales charge)	1.88%	4.37%	15.24%
Average annual total return (without sales charge)	5.85%	8.43%	16.17%
Class C
Average annual total return (with CDSC)	4.43%	6.45%	15.44%
Average annual total return (without CDSC)	5.43%	7.45%	15.44%
BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index††
Average annual total return	5.48%	6.31%	15.89%

Returns shown for Class A and Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception dates: Class A — 5/29/09; Class C — 12/31/12.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the applicable sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 3.75%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in high yield securities.

†† See index description on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Diversified Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
American International Group, Inc.	3.94%
JPMorgan Chase & Co.	3.93%
Royal Dutch Shell PLC	3.68%
Bank of America Corporation	3.34%
Vodafone Group Public Limited Company	3.29%
Citigroup Inc.	3.26%
Hewlett-Packard Company	2.92%
Corning Incorporated	2.78%
Microsoft Corporation	2.73%
Oracle Corporation	2.69%
COMMON STOCKS — 96.66%	Shares Held	Value
CONSUMER DISCRETIONARY — 10.68% Auto Components — 3.18%
Delphi Automotive PLC	37,500	$2,254,875
Johnson Controls, Inc.	212,800	10,916,640
Magna International Inc.	25,800	2,117,148
		15,288,663
Automobiles — 1.00%
General Motors Company (a)	117,400	4,798,138
Hotels, Restaurants & Leisure — 0.57%
Carnival Corporation	68,100	2,735,577
Media — 3.01%
Comcast Corporation	50,600	2,523,928
The Interpublic Group of Companies, Inc.	314,200	5,561,340
Time Warner Cable Inc.	47,200	6,395,600
		14,480,868
Multiline Retail — 2.22%
Target Corporation	169,200	10,705,284
Specialty Retail — 0.70%
Lowe's Companies, Inc.	67,600	3,349,580
TOTAL CONSUMER DISCRETIONARY		51,358,110
CONSUMER STAPLES — 4.73% Beverages — 0.95%
Molson Coors Brewing Company	42,500	2,386,375
PepsiCo, Inc.	26,500	2,197,910
		4,584,285
Food & Staples Retailing — 2.12%
Wal-Mart Stores, Inc.	129,600	10,198,224
Food Products — 1.66%
Kellogg Company	53,800	3,285,566
Mondelez International, Inc.	133,100	4,698,430
		7,983,996
TOTAL CONSUMER STAPLES		22,766,505
	Shares Held	Value
ENERGY — 10.13% Oil, Gas & Consumable Fuels — 10.13%
Cobalt International Energy, Inc. (a)	719,300	$11,832,485
Kosmos Energy Ltd. (a)	119,200	1,332,656
Marathon Oil Corporation	105,100	3,710,030
Murphy Oil Corporation	75,000	4,866,000
Royal Dutch Shell PLC — ADR (c)	235,700	17,703,427
Total S.A. — ADR	151,300	9,270,151
TOTAL ENERGY		48,714,749
FINANCIALS — 26.01% Capital Markets — 1.76%
The Bank of New York Mellon Corporation	140,100	4,895,094
Morgan Stanley	113,500	3,559,360
		8,454,454
Commercial Banks — 4.16%
SunTrust Banks, Inc.	247,500	9,110,475
Wells Fargo & Company	240,534	10,920,243
		20,030,718
Consumer Finance — 2.26%
Capital One Financial Corporation	142,300	10,901,603
Diversified Financial Services — 10.53%
Bank of America Corporation	1,032,122	16,070,140
Citigroup Inc.	300,774	15,673,333
JPMorgan Chase & Co.	323,100	18,894,888
		50,638,361
Insurance — 7.30%
The Allstate Corporation	166,200	9,064,548
American International Group, Inc.	371,400	18,959,970
Unum Group	201,900	7,082,652
		35,107,170
TOTAL FINANCIALS		125,132,306

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Diversified Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 14.16% Health Care Equipment & Supplies — 1.94%
Covidien Public Limited Company	34,800	$2,369,880
Medtronic, Inc.	78,900	4,528,071
Zimmer Holdings, Inc.	26,100	2,432,259
		9,330,210
Health Care Providers & Services — 6.39%
Aetna Inc.	32,900	2,256,611
Express Scripts Holding Company (a)	54,100	3,799,984
Humana Inc.	45,700	4,717,154
Quest Diagnostics Incorporated	43,800	2,345,052
UnitedHealth Group Incorporated	142,100	10,700,130
WellPoint, Inc.	74,800	6,910,772
		30,729,703
Pharmaceuticals — 5.83%
AstraZeneca PLC — ADR	101,800	6,043,866
Johnson & Johnson	96,600	8,847,594
Novartis AG — ADR	57,500	4,621,850
Sanofi SA — ADR	159,200	8,537,896
		28,051,206
TOTAL HEALTH CARE		68,111,119
INDUSTRIALS — 8.31% Aerospace & Defense — 3.20%
The Boeing Company	33,600	4,586,064
Embraer S.A. — ADR	68,400	2,201,112
Lockheed Martin Corporation	41,700	6,199,122
Northrop Grumman Corporation	20,800	2,383,888
		15,370,186
Air Freight & Logistics — 1.28%
FedEx Corporation	42,900	6,167,733
Machinery — 3.83%
Cummins Inc.	58,200	8,204,454
PACCAR Inc.	94,200	5,573,814
Stanley Black & Decker, Inc.	57,500	4,639,675
		18,417,943
TOTAL INDUSTRIALS		39,955,862
INFORMATION TECHNOLOGY — 13.79% Computers & Peripherals — 2.92%
Hewlett-Packard Company	502,700	14,065,546
Electronic Equipment, Instruments & Components — 3.48%
Corning Incorporated	750,000	13,365,000
TE Connectivity Ltd.	61,300	3,378,243
		16,743,243
IT Services — 1.24%
International Business Machines Corporation	31,800	5,964,726
	Shares Held	Value
Semiconductors & Semiconductor Equipment — 0.73%
Texas Instruments Incorporated	80,400	$3,530,364
Software — 5.42%
Microsoft Corporation	350,700	13,126,701
Oracle Corporation	338,100	12,935,706
		26,062,407
TOTAL INFORMATION TECHNOLOGY		66,366,286
TELECOMMUNICATION SERVICES — 3.29% Wireless Telecommunication Services — 3.29%
Vodafone Group Public Limited Company — ADR	402,900	15,837,999
TOTAL TELECOMMUNICATION SERVICES		15,837,999
UTILITIES — 5.56% Electric Utilities — 2.60%
Edison International	57,200	2,648,360
Exelon Corporation	359,800	9,854,922
		12,503,282
Independent Power Producers & Energy Traders — 1.33%
NRG Energy, Inc.	222,500	6,390,200
Multi-Utilities — 1.63%
Public Service Enterprise Group Incorporated	245,400	7,862,616
TOTAL UTILITIES		26,756,098
Total common stocks (Cost $427,880,882)		464,999,034
Total long-term investments (Cost $427,880,882)		464,999,034
COLLATERAL FOR SECURITIES ON LOAN — 2.28%
Money Market Funds — 2.28%
Invesco Government Agency Portfolio, 0.03%^	10,963,500	10,963,500
Total collateral for securities on loan (Cost $10,963,500)		10,963,500
SHORT-TERM INVESTMENTS — 3.23%	Principal Amount
Time Deposits — 3.23%
Citibank, 0.03%, 01/02/2014*	$14,996,431	14,996,431
Deutsche Bank, 0.03%, 01/02/2014*	553,281	553,281
Total short-term investments (Cost $15,549,712)		15,549,712
Total investments — 102.17% (Cost $454,394,094)		491,512,246
Liabilities in excess of other assets — (2.17)%		(10,442,516)
Net assets — 100.00%		$481,069,730

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Diversified Value Fund (Unaudited)

(a) — Non-income producing security.

(c) — All or a portion of this security is on loan. The total market value of securities on loan was $10,740,960.

ADR — American Depositary Receipt

^ — Rate shown is the 7-day yield as of December 31, 2013.

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Large Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
American International Group, Inc.	4.28%
JPMorgan Chase & Co.	4.27%
Royal Dutch Shell PLC	3.94%
Citigroup Inc.	3.66%
Bank of America Corporation	3.45%
Vodafone Group Public Limited Company	3.32%
Hewlett-Packard Company	3.25%
Wal-Mart Stores, Inc.	2.92%
Microsoft Corporation	2.89%
UnitedHealth Group Incorporated	2.89%
COMMON STOCKS — 97.89%	Shares Held	Value
CONSUMER DISCRETIONARY — 8.94% Auto Components — 4.19%
Johnson Controls, Inc.	340,400	$17,462,520
Lear Corporation	86,200	6,979,614
Magna International Inc.	59,100	4,849,746
		29,291,880
Media — 2.01%
Comcast Corporation	141,500	7,058,020
The Interpublic Group of Companies, Inc.	395,200	6,995,040
		14,053,060
Multiline Retail — 2.74%
Target Corporation	302,700	19,151,829
TOTAL CONSUMER DISCRETIONARY		62,496,769
CONSUMER STAPLES — 4.12% Food & Staples Retailing — 2.92%
Wal-Mart Stores, Inc.	259,600	20,427,924
Food Products — 1.20%
Kellogg Company	80,000	4,885,600
Mondelez International, Inc.	99,300	3,505,290
		8,390,890
TOTAL CONSUMER STAPLES		28,818,814
ENERGY — 9.49% Oil, Gas & Consumable Fuels — 9.49%
Marathon Oil Corporation	214,000	7,554,200
Murphy Oil Corporation	231,200	15,000,256
Royal Dutch Shell PLC — ADR	367,000	27,565,370
Total S.A. — ADR	264,600	16,212,042
TOTAL ENERGY		66,331,868
FINANCIALS — 26.37% Capital Markets — 0.87%
The Bank of New York Mellon Corporation	174,900	6,111,006
	Shares Held	Value
Commercial Banks — 3.02%
BB&T Corporation	95,900	$3,578,988
Wells Fargo & Company	386,191	17,533,071
		21,112,059
Consumer Finance — 2.64%
Capital One Financial Corporation	240,700	18,440,027
Diversified Financial Services — 11.38%
Bank of America Corporation	1,550,989	24,148,899
Citigroup Inc.	490,868	25,579,131
JPMorgan Chase & Co.	510,100	29,830,648
		79,558,678
Insurance — 8.46%
The Allstate Corporation	312,900	17,065,566
American International Group, Inc.	585,400	29,884,670
Unum Group	346,300	12,148,204
		59,098,440
TOTAL FINANCIALS		184,320,210
HEALTH CARE — 13.57% Health Care Equipment & Supplies — 1.02%
Zimmer Holdings, Inc.	76,200	7,101,078
Health Care Providers & Services — 5.64%
Humana Inc.	68,100	7,029,282
UnitedHealth Group Incorporated	267,900	20,172,870
WellPoint, Inc.	132,600	12,250,914
		39,453,066
Pharmaceuticals — 6.91%
AstraZeneca PLC — ADR	149,600	8,881,752
Johnson & Johnson	171,700	15,726,003
Merck & Co., Inc.	69,700	3,488,485
Novartis AG — ADR	95,000	7,636,100
Sanofi SA — ADR	233,900	12,544,057
		48,276,397
TOTAL HEALTH CARE		94,830,541

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Large Cap Value Fund (Unaudited)

	Shares Held	Value
INDUSTRIALS — 9.10% Aerospace & Defense — 3.73%
The Boeing Company	49,500	$6,756,255
Embraer S.A. — ADR	100,500	3,234,090
Lockheed Martin Corporation	72,500	10,777,850
Northrop Grumman Corporation	45,900	5,260,599
		26,028,794
Machinery — 4.85%
Cummins Inc.	117,900	16,620,363
PACCAR Inc.	176,200	10,425,754
Stanley Black & Decker, Inc.	84,900	6,850,581
		33,896,698
Professional Services — 0.52%
Manpowergroup Inc.	42,300	3,631,878
TOTAL INDUSTRIALS		63,557,370
INFORMATION TECHNOLOGY — 14.26% Computers & Peripherals — 3.25%
Hewlett-Packard Company	812,400	22,730,952
Electronic Equipment, Instruments & Components — 3.81%
Corning Incorporated	1,111,700	19,810,494
TE Connectivity Ltd.	123,125	6,785,419
		26,595,913
IT Services — 1.49%
International Business Machines Corporation	55,600	10,428,892
Software — 5.71%
Microsoft Corporation	540,100	20,215,943
Oracle Corporation	515,100	19,707,726
		39,923,669
TOTAL INFORMATION TECHNOLOGY		99,679,426
TELECOMMUNICATION SERVICES — 3.32% Wireless Telecommunication Services — 3.32%
Vodafone Group Public Limited Company — ADR	590,100	23,196,831
TOTAL TELECOMMUNICATION SERVICES		23,196,831
UTILITIES — 8.72% Electric Utilities — 5.05%
Edison International	88,000	4,074,400
Exelon Corporation	657,100	17,997,969
PPL Corporation	221,500	6,664,935
The Southern Company	158,900	6,532,379
		35,269,683
Independent Power Producers & Energy Traders — 1.64%
NRG Energy, Inc.	399,000	11,459,280
	Shares Held	Value
Multi-Utilities — 2.03%
Public Service Enterprise Group Incorporated	442,300	$14,171,292
TOTAL UTILITIES		60,900,255
Total common stocks (Cost $640,191,263)		684,132,084
Total long-term investments (Cost $640,191,263)		684,132,084
SHORT-TERM INVESTMENTS — 2.01%	Principal Amount
Time Deposits — 2.01%
DNB Group, 0.03%, 01/02/2014*	$14,063,502	14,063,502
Total short-term investments (Cost $14,063,502)		14,063,502
Total investments — 99.90% (Cost $654,254,765)		698,195,586
Other assets in excess of liabilities — 0.10%		698,292
Net assets — 100.00%		$698,893,878

ADR — American Depositary Receipt

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
ARRIS Group, Inc.	4.09%
NRG Energy, Inc.	3.93%
SunTrust Banks, Inc.	3.67%
Great Plains Energy Incorporated	3.64%
Cobalt International Energy, Inc.	3.52%
The Goodyear Tire & Rubber Company	3.34%
Willis Group Holdings Public Limited Company	3.13%
ON Semiconductor Corporation	3.11%
Public Service Enterprise Group Incorporated	2.91%
Kosmos Energy Ltd.	2.91%
COMMON STOCKS — 95.12%	Shares Held	Value
CONSUMER DISCRETIONARY — 16.04% Auto Components — 4.76%
The Goodyear Tire & Rubber Company	3,946,700	$94,128,795
Lear Corporation	495,300	40,104,441
		134,233,236
Diversified Consumer Services — 0.76%
H & R Block, Inc.	741,100	21,521,544
Media — 5.13%
The Interpublic Group of Companies, Inc.	2,794,500	49,462,650
News Corporation (a)	831,300	14,980,026
Valassis Communications, Inc. (b)	2,335,400	79,987,450
		144,430,126
Multiline Retail — 2.75%
Kohl's Corporation	1,362,400	77,316,200
Specialty Retail — 2.64%
Rent-A-Center, Inc.	1,827,300	60,922,182
Staples, Inc.	848,400	13,481,076
		74,403,258
TOTAL CONSUMER DISCRETIONARY		451,904,364
CONSUMER STAPLES — 4.51% Beverages — 2.77%
Molson Coors Brewing Company	1,388,200	77,947,430
Food Products — 1.74%
Bunge Limited	349,400	28,689,234
Fresh Del Monte Produce Inc.	723,000	20,460,900
		49,150,134
TOTAL CONSUMER STAPLES		127,097,564
ENERGY — 7.50% Energy Equipment & Services — 0.53%
McDermott International, Inc. (a)	1,625,700	14,891,412
	Shares Held	Value
Oil, Gas & Consumable Fuels — 6.97%
Cairn Energy PLC (a) (f)	3,404,600	$15,222,860
Cobalt International Energy, Inc. (a)	6,029,900	99,191,855
Kosmos Energy Ltd. (a)	7,329,200	81,940,456
		196,355,171
TOTAL ENERGY		211,246,583
FINANCIALS — 24.76% Capital Markets — 1.06%
Northern Trust Corporation	483,500	29,923,815
Commercial Banks — 11.63%
Comerica Incorporated	316,600	15,051,164
First Horizon National Corporation	4,184,058	48,744,271
KeyCorp	2,622,820	35,198,245
Regions Financial Corporation	7,759,800	76,744,422
SunTrust Banks, Inc.	2,810,200	103,443,462
Zions Bancorporation	1,624,000	48,655,040
		327,836,604
Diversified Financial Services — 2.30%
PHH Corporation (a)	2,658,500	64,734,475
Insurance — 9.77%
Alleghany Corporation (a)	52,900	21,157,884
Aspen Insurance Holdings Limited	332,500	13,735,575
Unum Group	1,771,300	62,137,204
White Mountains Insurance Group, Ltd.	135,700	81,837,956
Willis Group Holdings Public Limited Company	1,970,600	88,302,586
XL Group Public Limited Company	257,500	8,198,800
		275,370,005
TOTAL FINANCIALS		697,864,899

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 4.81% Health Care Providers & Services — 4.81%
Humana Inc.	705,200	$72,790,744
Quest Diagnostics Incorporated	808,300	43,276,382
WellCare Health Plans, Inc. (a)	276,500	19,471,130
TOTAL HEALTH CARE		135,538,256
INDUSTRIALS — 7.81% Aerospace & Defense — 1.61%
Embraer S.A. — ADR	915,500	29,460,790
Huntington Ingalls Industries, Inc.	175,700	15,814,757
		45,275,547
Airlines — 0.75%
JetBlue Airways Corporation (a)	2,467,900	21,100,545
Machinery — 1.86%
Navistar International Corporation (a) (c)	336,600	12,854,754
Stanley Black & Decker, Inc.	491,000	39,618,790
		52,473,544
Road & Rail — 3.59%
Avis Budget Group, Inc. (a)	597,000	24,130,740
Con-way Inc.	1,943,500	77,176,385
		101,307,125
TOTAL INDUSTRIALS		220,156,761
INFORMATION TECHNOLOGY — 16.46% Communications Equipment — 4.09%
ARRIS Group, Inc. (a)	4,735,100	115,370,711
Electronic Equipment, Instruments & Components — 4.76%
Avnet, Inc.	1,008,100	44,467,291
CDW Corporation	1,843,900	43,073,504
Ingram Micro Inc. (a)	1,985,200	46,572,792
		134,113,587
IT Services — 1.57%
Amdocs Limited	369,400	15,234,056
The Western Union Company	1,673,400	28,866,150
		44,100,206
Semiconductors & Semiconductor Equipment — 4.10%
Marvell Technology Group Ltd.	1,925,500	27,688,690
ON Semiconductor Corporation (a)	10,642,200	87,691,728
		115,380,418
Software — 1.94%
CA, Inc.	801,700	26,977,205
Comverse, Inc. (a)	180,780	7,014,264
Symantec Corporation	880,400	20,759,832
		54,751,301
TOTAL INFORMATION TECHNOLOGY		463,716,223
	Shares Held	Value
UTILITIES — 13.23% Electric Utilities — 6.39%
Great Plains Energy Incorporated	4,228,200	$102,491,568
PPL Corporation	2,573,100	77,424,579
		179,916,147
Independent Power Producers & Energy Traders — 3.93%
NRG Energy, Inc.	3,860,700	110,879,304
Multi-Utilities — 2.91%
Public Service Enterprise Group Incorporated	2,557,500	81,942,300
TOTAL UTILITIES		372,737,751
Total common stocks (Cost $2,391,978,083)		2,680,262,401
Total long-term investments (Cost $2,391,978,083)		2,680,262,401
COLLATERAL FOR SECURITIES ON LOAN — 0.35%
Money Market Funds — 0.35%
Invesco Government Agency Portfolio, 0.03%^	9,716,438	9,716,438
Total collateral for securities on loan (Cost $9,716,438)
SHORT-TERM INVESTMENTS — 5.23%	Principal Amount
Time Deposits — 5.23%
Brown Brothers Harriman & Co., 0.03%, 01/02/2014*	$147,345,578	147,345,578
Total short-term investments (Cost $147,345,578)		147,345,578
Total investments — 100.70% (Cost $2,549,040,099)		2,837,324,417
Liabilities in excess of other assets — (0.70)%		(19,590,792)
Net assets — 100.00%		$2,817,733,625

(a) — Non-income producing security.

(b) — Affiliated issuer. See Note 6 in Notes to the Financial Statements.

(c) — All or a portion of this security is on loan. The total market value of securities on loan was $9,522,109.

(f) — Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of this security was $15,222,860, representing 0.54% of net assets. See Note 1 in Notes to the Financial Statements.

ADR — American Depositary Receipt

^ — Rate shown is the 7-day yield as of December 31, 2013.

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Small Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Masonite International Corporation	5.57%
First Horizon National Corporation	4.20%
Con-way Inc.	4.12%
Rent-A-Center, Inc.	3.75%
ARRIS Group, Inc.	3.18%
LifePoint Hospitals, Inc.	3.03%
PHH Corporation	3.02%
Sonic Automotive, Inc.	3.01%
Valassis Communications, Inc.	2.89%
Meritor, Inc.	2.75%
COMMON STOCKS — 93.53%	Shares Held	Value
CONSUMER DISCRETIONARY — 14.71% Hotels, Restaurants & Leisure — 0.60%
Lakes Entertainment, Inc. (a)	197,000	$778,150
Ruby Tuesday, Inc. (a)	635,900	4,406,787
		5,184,937
Household Durables — 0.59%
M/I Homes, Inc. (a)	94,000	2,392,300
William Lyon Homes (a)	121,500	2,690,010
		5,082,310
Media — 3.09%
The Interpublic Group of Companies, Inc.	99,600	1,762,920
Valassis Communications, Inc.	724,800	24,824,400
		26,587,320
Multiline Retail — 2.00%
Big Lots, Inc. (a)	530,800	17,139,532
Specialty Retail — 6.76%
Rent-A-Center, Inc.	966,500	32,223,110
Sonic Automotive, Inc.	1,057,300	25,882,704
		58,105,814
Textiles, Apparel & Luxury Goods — 1.67%
Quiksilver, Inc. (a)	1,637,200	14,358,244
TOTAL CONSUMER DISCRETIONARY		126,458,157
ENERGY — 1.96% Energy Equipment & Services — 0.79%
McDermott International, Inc. (a)	741,200	6,789,392
Oil, Gas & Consumable Fuels — 1.17%
Cairn Energy PLC (a) (f)	1,837,800	8,217,286
Cobalt International Energy, Inc. (a)	114,000	1,875,300
		10,092,586
TOTAL ENERGY		16,881,978
	Shares Held	Value
FINANCIALS — 23.65% Commercial Banks — 7.74%
Associated Banc-Corp	452,000	$7,864,800
First Horizon National Corporation	3,100,531	36,121,189
First Niagara Financial Group, Inc.	261,300	2,775,006
Home Federal Bancorp, Inc.	246,700	3,675,830
Synovus Financial Corp.	2,393,100	8,615,160
Webster Financial Corporation	238,200	7,427,076
		66,479,061
Diversified Financial Services — 3.02%
PHH Corporation (a)	1,064,700	25,925,445
Insurance — 9.34%
Argo Group International Holdings, Ltd.	117,910	5,481,636
Aspen Insurance Holdings Limited	97,600	4,031,856
CNO Financial Group, Inc.	259,000	4,581,710
Endurance Specialty Holdings Ltd.	98,800	5,796,596
Global Indemnity Public Limited Company (a)	375,536	9,501,061
The Hanover Insurance Group, Inc.	97,200	5,803,812
Horace Mann Educators Corporation	557,800	17,593,012
National Western Life Insurance Company	5,400	1,207,170
Platinum Underwriters Holdings, Ltd.	205,700	12,605,296
Symetra Financial Corporation	723,300	13,713,768
		80,315,917
Real Estate Investment Trusts — 3.55%
The GEO Group, Inc.	556,996	17,946,411
Granite Real Estate Investment Trust	345,400	12,603,646
		30,550,057
TOTAL FINANCIALS		203,270,480

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 7.67% Health Care Providers & Services — 5.42%
Hanger, Inc. (a)	209,000	$8,222,060
LifePoint Hospitals, Inc. (a)	492,900	26,044,836
WellCare Health Plans, Inc. (a)	174,800	12,309,416
		46,576,312
Pharmaceuticals — 2.25%
Taro Pharmaceutical Industries Ltd. (a)	195,200	19,305,280
TOTAL HEALTH CARE		65,881,592
INDUSTRIALS — 28.23% Aerospace & Defense — 3.46%
Alliant Techsystems Inc.	65,200	7,933,536
Embraer S.A. — ADR	47,400	1,525,332
Huntington Ingalls Industries, Inc.	225,600	20,306,256
		29,765,124
Airlines — 1.23%
JetBlue Airways Corporation (a) (c)	1,238,300	10,587,465
Building Products — 5.57%
Masonite International Corporation (a)	797,500	47,850,000
Construction & Engineering — 0.48%
Tutor Perini Corporation (a)	157,900	4,152,770
Machinery — 4.58%
CIRCOR International, Inc.	13,300	1,074,374
Meritor, Inc. (a)	2,268,400	23,659,412
Miller Industries, Inc. (b)	785,400	14,632,002
		39,365,788
Marine — 2.50%
Matson, Inc.	822,600	21,478,086
Professional Services — 1.28%
Heidrick & Struggles International, Inc.	113,700	2,289,918
Hudson Global, Inc. (a) (b)	2,171,800	8,730,636
		11,020,554
Road & Rail — 6.66%
Avis Budget Group, Inc. (a)	538,800	21,778,296
Con-way Inc.	892,200	35,429,262
		57,207,558
Trading Companies & Distributors — 2.47%
Rush Enterprises, Inc. (a)	715,600	21,217,540
TOTAL INDUSTRIALS		242,644,885
INFORMATION TECHNOLOGY — 8.22% Communications Equipment — 3.18%
ARRIS Group, Inc. (a)	1,120,300	27,296,110
Computers & Peripherals — 1.24%
QLogic Corporation (a)	899,900	10,645,817
	Shares Held	Value
IT Services — 0.05%
CIBER, Inc. (a)	106,900	$442,566
Semiconductors & Semiconductor Equipment — 2.74%
ON Semiconductor Corporation (a)	2,861,600	23,579,584
Software — 1.01%
Comverse, Inc. (a)	223,810	8,683,828
TOTAL INFORMATION TECHNOLOGY		70,647,905
MATERIALS — 5.49% Metals & Mining — 5.49%
Horsehead Holding Corp. (a)	1,196,500	19,395,265
Kaiser Aluminum Corporation	284,600	19,990,304
Noranda Aluminum Holding Corporation	2,358,600	7,759,794
TOTAL MATERIALS		47,145,363
UTILITIES — 3.60% Electric Utilities — 2.37%
Great Plains Energy Incorporated	777,000	18,834,480
Westar Energy, Inc.	49,100	1,579,547
		20,414,027
Independent Power Producers & Energy Traders — 1.23%
NRG Energy, Inc.	367,499	10,554,571
TOTAL UTILITIES		30,968,598
Total common stocks (Cost $662,533,849)		803,898,958
INVESTMENT COMPANIES — 3.50%
Exchange Traded Funds — 3.50%
iShares Russell 2000 Index Fund (c)	125,400	14,459,874
iShares Russell 2000 Value Index Fund (c)	157,500	15,671,250
Total investment companies (Cost $23,597,375)		30,131,124
Total long-term investments (Cost $686,131,224)		834,030,082
COLLATERAL FOR SECURITIES ON LOAN — 3.33%
Money Market Funds — 3.33%
Invesco Government Agency Portfolio, 0.03%^	28,604,973	28,604,973
Total collateral for securities on loan (Cost $28,604,973)		28,604,973

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Small Cap Value Fund (Unaudited)

SHORT-TERM INVESTMENTS — 2.74%	Principal Amount	Value
Time Deposits — 2.74%
National Australia Bank Limited, 0.03%, 01/02/2014*	$23,557,976	$23,557,976
Total short-term investments (Cost $23,557,976)		23,557,976
Total investments — 103.10% (Cost $738,294,173)		886,193,031
Liabilities in excess of other assets — (3.10)%		(26,649,837)
Net assets — 100.00%		$859,543,194

(a) — Non-income producing security.

(b) — Affiliated issuer. See Note 6 in Notes to the Financial Statements.

(c) — All or a portion of this security is on loan. The total market value of securities on loan was $27,977,916.

(f) — Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of this security was $8,217,286, representing 0.96% of net assets. See Note 1 in Notes to the Financial Statements.

ADR — American Depositary Receipt

^ — Rate shown is the 7-day yield as of December 31, 2013.

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Global Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Direct Line Insurance Group plc	4.39%
American International Group, Inc.	4.00%
JPMorgan Chase & Co.	3.51%
Vodafone Group Public Limited Company	3.49%
Citigroup Inc.	3.00%
Bank of America Corporation	3.00%
Sanofi SA	2.74%
Hewlett-Packard Company	2.67%
Cobalt International Energy, Inc.	2.51%
Royal Dutch Shell PLC	2.50%
COMMON STOCKS — 95.18%	Shares Held	Value
CONSUMER DISCRETIONARY — 8.45% Auto Components — 1.18%
Compagnie Generale des Etablissements Michelin (f)	212	$22,557
Magna International Inc.	201	16,494
		39,051
Automobiles — 3.07%
Bayerische Motoren Werke AG (f)	453	38,737
Honda Motor Co., Ltd. (f)	700	28,894
Renault SA (f)	426	34,283
		101,914
Distributors — 0.90%
SA D'Ieteren NV (f)	600	29,890
Media — 1.81%
Valassis Communications, Inc.	1,748	59,869
Multiline Retail — 1.49%
Target Corporation	781	49,414
TOTAL CONSUMER DISCRETIONARY		280,138
CONSUMER STAPLES — 3.31% Beverages — 0.50%
Molson Coors Brewing Company	295	16,564
Food & Staples Retailing — 2.81%
Tesco PLC (f)	9,317	51,741
Wal-Mart Stores, Inc.	525	41,312
		93,053
TOTAL CONSUMER STAPLES		109,617
ENERGY — 8.52% Oil, Gas & Consumable Fuels — 8.52%
Cairn Energy PLC (a) (f)	11,347	50,735
Cobalt International Energy, Inc. (a)	5,060	83,237
Kosmos Energy Ltd. (a)	4,388	49,058
Royal Dutch Shell PLC — ADR	1,103	82,846
Total S.A. — ADR	269	16,482
TOTAL ENERGY		282,358
	Shares Held	Value
FINANCIALS — 29.32% Capital Markets — 1.17%
The Bank of New York Mellon Corporation	475	$16,597
Credit Suisse Group AG (f)	723	22,314
		38,911
Commercial Banks — 3.62%
Barclays PLC (f)	8,389	37,934
Home Federal Bancorp, Inc.	500	7,450
SunTrust Banks, Inc.	674	24,810
Wells Fargo & Company	1,095	49,713
		119,907
Diversified Financial Services — 11.14%
Bank of America Corporation	6,384	99,399
Citigroup Inc.	1,910	99,530
ING Groep N.V. (a) (f)	3,863	53,960
JPMorgan Chase & Co.	1,987	116,200
		369,089
Insurance — 13.39%
The Allstate Corporation	609	33,215
American International Group, Inc.	2,594	132,424
Direct Line Insurance Group plc (f)	35,184	145,555
National Western Life Insurance Company	74	16,543
White Mountains Insurance Group, Ltd.	55	33,169
Willis Group Holdings Public Limited Company	1,844	82,629
		443,535
TOTAL FINANCIALS		971,442
HEALTH CARE — 10.28% Health Care Providers & Services — 3.49%
Humana Inc.	320	33,030
UnitedHealth Group Incorporated	876	65,963
WellPoint, Inc.	179	16,538
		115,531

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Global Value Fund (Unaudited)

	Shares Held	Value
Pharmaceuticals — 6.79%
AstraZeneca PLC — ADR	1,004	$59,608
Novartis AG — ADR	516	41,476
Sanofi SA (f)	849	90,669
Taro Pharmaceutical Industries Ltd. (a)	336	33,230
		224,983
TOTAL HEALTH CARE		340,514
INDUSTRIALS — 13.17% Aerospace & Defense — 3.52%
BAE Systems PLC (f)	9,267	66,860
Embraer S.A. — ADR	1,549	49,847
		116,707
Air Freight & Logistics — 0.89%
Royal Mail PLC (a)	3,120	29,450
Building Products — 2.77%
Masonite International Corporation (a)	1,248	74,880
Norcros plc (f)	43,030	16,803
		91,683
Construction & Engineering — 0.45%
Bouygues SA (f)	398	15,051
Machinery — 5.21%
Cummins Inc.	411	57,939
Danieli & C. Officine Meccaniche S.p.A. (f)	3,364	75,030
KSB AG (f)	66	39,692
		172,661
Professional Services — 0.33%
Hudson Global, Inc. (a)	2,720	10,934
TOTAL INDUSTRIALS		436,486
INFORMATION TECHNOLOGY — 10.78% Computers & Peripherals — 2.67%
Hewlett-Packard Company	3,168	88,641
Electronic Equipment, Instruments & Components — 3.45%
Corning Incorporated	4,645	82,774
Nippon Electric Glass Co., Ltd. (f)	6,000	31,519
		114,293
Software — 4.66%
Comverse, Inc. (a)	570	22,116
Microsoft Corporation	1,771	66,289
Oracle Corporation	1,725	65,998
		154,403
TOTAL INFORMATION TECHNOLOGY		357,337
TELECOMMUNICATION SERVICES — 5.30% Wireless Telecommunication Services — 5.30%
Mobistar SA (f)	3,147	59,838
Vodafone Group Public Limited Company — ADR	2,942	115,650
TOTAL TELECOMMUNICATION SERVICES		175,488
	Shares Held	Value
UTILITIES — 6.05% Electric Utilities — 2.80%
Exelon Corporation	2,400	$65,736
SSE PLC (f)	1,199	27,247
		92,983
Independent Power Producers & Energy Traders — 1.50%
NRG Energy, Inc.	1,731	49,714
Multi-Utilities — 1.75%
Public Service Enterprise Group Incorporated	1,808	57,928
TOTAL UTILITIES		200,625
Total common stocks (Cost $2,728,213)		3,154,005
Total long-term investments (Cost $2,728,213)		3,154,005
SHORT-TERM INVESTMENTS — 12.60%	Principal Amount
Time Deposits — 12.60%
National Australia Bank Limited, 0.03%, 01/02/2014*	$417,440	417,440
Total short-term investments (Cost $417,440)		417,440
Total investments — 107.78% (Cost $3,145,653)		3,571,445
Liabilities in excess of other assets — (7.78)%		(257,688)
Net assets — 100.00%		$3,313,757

(a) — Non-income producing security.

(f) — Securities were fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $939,309, representing 28.35% of net assets. See Note 1 in Notes to the Financial Statements.

ADR — American Depositary Receipt

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Value Opportunities Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
American International Group, Inc.	9.64%
Direct Line Insurance Group plc	7.95%
Masonite International Corporation	7.71%
JPMorgan Chase & Co.	4.91%
Bank of America Corporation	4.82%
Citigroup Inc.	4.47%
Wells Fargo & Company	3.96%
Oracle Corporation	3.76%
Bayerische Motoren Werke AG	3.19%
Corning Incorporated	2.98%
COMMON STOCKS — 94.93%	Shares Held	Value
CONSUMER DISCRETIONARY — 8.67% Automobiles — 3.19%
Bayerische Motoren Werke AG (f)	123,800	$10,586,496
Hotels, Restaurants & Leisure — 0.12%
Lakes Entertainment, Inc. (a)	99,800	394,210
Media — 0.79%
Valassis Communications, Inc. (b)	76,500	2,620,125
Multiline Retail — 1.45%
Target Corporation	76,100	4,814,847
Specialty Retail — 3.12%
Rent-A-Center, Inc. (b)	264,100	8,805,094
Sonic Automotive, Inc.	63,000	1,542,240
		10,347,334
TOTAL CONSUMER DISCRETIONARY		28,763,012
CONSUMER STAPLES — 2.49% Food & Staples Retailing — 2.49%
Wal-Mart Stores, Inc.	104,800	8,246,712
TOTAL CONSUMER STAPLES		8,246,712
ENERGY — 4.26% Oil, Gas & Consumable Fuels — 4.26%
Cairn Energy PLC (a) (f)	408,400	1,826,064
Cobalt International Energy, Inc. (a)	457,100	7,519,295
Kosmos Energy Ltd. (a)	428,600	4,791,748
TOTAL ENERGY		14,137,107
FINANCIALS — 37.77% Commercial Banks — 3.96%
Wells Fargo & Company	289,600	13,147,840
Consumer Finance — 1.61%
Capital One Financial Corporation	69,600	5,332,056
	Shares Held	Value
Diversified Financial Services — 14.20%
Bank of America Corporation	1,026,100	$15,976,377
Citigroup Inc.	285,000	14,851,350
JPMorgan Chase & Co. (b)	278,300	16,274,984
		47,102,711
Insurance — 18.00%
American International Group, Inc. (b)	580,000	29,609,000
Direct Line Insurance Group plc (f)	6,372,300	26,361,935
Global Indemnity Public Limited Company (a)	148,300	3,751,990
		59,722,925
TOTAL FINANCIALS		125,305,532
HEALTH CARE — 2.19% Pharmaceuticals — 2.19%
Sanofi SA — ADR	26,700	1,431,921
Taro Pharmaceutical Industries Ltd. (a)	59,100	5,844,990
TOTAL HEALTH CARE		7,276,911
INDUSTRIALS — 21.93% Air Freight & Logistics — 0.65%
Air T, Inc.	42,900	513,942
Royal Mail PLC (a)	174,600	1,648,043
		2,161,985
Building Products — 7.71%
Masonite International Corporation (a)	426,100	25,566,000
Machinery — 7.91%
Danieli & C. Officine Meccaniche S.p.A. (f)	371,300	8,281,386
KSB AG (f)	14,271	8,582,591
Meritor, Inc. (a)	612,400	6,387,332
Miller Industries, Inc. (b)	159,798	2,977,037
		26,228,346
Professional Services — 0.58%
Hudson Global, Inc. (a)	481,700	1,936,434

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares Held	Value
Road & Rail — 5.08%
Avis Budget Group, Inc. (a)	185,400	$7,493,868
Con-way Inc.	235,600	9,355,676
		16,849,544
TOTAL INDUSTRIALS		72,742,309
INFORMATION TECHNOLOGY — 14.61% Computers & Peripherals — 2.83%
Hewlett-Packard Company (b)	335,400	9,384,492
Electronic Equipment, Instruments & Components — 4.11%
Corning Incorporated	554,600	9,882,972
Nippon Electric Glass Co., Ltd. (f)	716,000	3,761,258
		13,644,230
IT Services — 1.41%
International Business Machines Corporation	25,000	4,689,250
Software — 6.26%
Microsoft Corporation	221,200	8,279,516
Oracle Corporation	326,100	12,476,586
		20,756,102
TOTAL INFORMATION TECHNOLOGY		48,474,074
MATERIALS — 0.87% Metals & Mining — 0.87%
Noranda Aluminum Holding Corporation	872,300	2,869,867
TOTAL MATERIALS		2,869,867
TELECOMMUNICATION SERVICES — 1.30% Wireless Telecommunication Services — 1.30%
Mobistar SA (f)	227,700	4,329,545
TOTAL TELECOMMUNICATION SERVICES		4,329,545
UTILITIES — 0.84% Independent Power Producers & Energy Traders — 0.84%
NRG Energy, Inc.	97,300	2,794,456
TOTAL UTILITIES		2,794,456
Total common stocks (Cost $270,096,025)		314,939,525
INVESTMENT COMPANIES — 0.26%
Closed-End Funds — 0.26%
Boulder Total Return Fund, Inc.	37,900	872,079
Total investment companies (Cost $649,328)		872,079
PREFERRED STOCKS — 0.82%
FINANCIALS — 0.82% Real Estate — 0.02%
W2007 Grace Acquisition I, Inc. (a)	6,366	75,517
	Shares Held	Value
Thrifts & Mortgage Finance — 0.80%
Federal Home Loan Mortgage Corporation — Series K (a)	33,900	$476,295
Federal Home Loan Mortgage Corporation — Series N (a)	118,600	1,624,820
Federal Home Loan Mortgage Corporation — Series S (a)	18,700	247,027
Federal Home Loan Mortgage Corporation — Series T (a)	22,200	306,360
		2,654,502
TOTAL FINANCIALS		2,730,019
Total preferred stocks (Cost $382,356)		2,730,019
CORPORATE BONDS — 2.15%	Principal Amount
CONSUMER DISCRETIONARY — 0.33% Household Durables — 0.33%
William Lyon Homes, Inc. 8.500%, 11/15/2020	$1,000,000	1,087,500
TOTAL CONSUMER DISCRETIONARY		1,087,500
MATERIALS — 1.82% Metals & Mining — 1.82%
Horsehead Holding Corp. 10.500%, 06/01/2017 (Acquired 07/19/2012 — 10/23/2012, Cost $5,496,333) (r)	5,500,000	6,050,000
TOTAL MATERIALS		6,050,000
Total corporate bonds (Cost $6,496,333)		7,137,500
PURCHASED PUT OPTIONS — 0.38%	Contracts (100 shares per contract)
MATERIALS — 0.20% Metals & Mining — 0.20%
United States Steel Corporation (a) Expiration: January 2014, Exercise Price: $25.00	100	600
Expiration: January 2014, Exercise Price: $30.00	150	18,150
Expiration: January 2014, Exercise Price: $35.00	100	56,000
Expiration: January 2014, Exercise Price: $40.00	100	105,750
Expiration: January 2014, Exercise Price: $45.00	300	467,250
TOTAL MATERIALS		647,750
The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Contracts (100 shares per contract)	Value
TELECOMMUNICATION SERVICES — 0.18% Diversified Telecommunication Services — 0.18%
Verizon Communications Inc. (a) Expiration: January 2015, Exercise Price: $45.00	2,000	$602,000
TOTAL TELECOMMUNICATION SERVICES		602,000
Total purchased put options (Cost $2,223,969)		1,249,750
WARRANTS — 0.72%	Shares Held
FINANCIALS — 0.72% Insurance — 0.72%
American International Group, Inc. (a) Expiration: January 2021, Exercise Price: $45.00	117,400	2,377,350
TOTAL FINANCIALS		2,377,350
Total warrants (Cost $887,359)		2,377,350
Total long-term investments (Cost $280,735,370)		329,306,223
SHORT-TERM INVESTMENTS — 0.14%	Principal Amount
Time Deposits — 0.14%
DNB Group, 0.03%, 01/02/2014*	$463,796	463,796
Total short-term investments (Cost $463,796)		463,796
Total investments — 99.40% (Cost $281,199,166)		329,770,019
Other assets in excess of liabilities — 0.60%		1,975,911
Net assets — 100.00%		$331,745,930

(a) — Non-income producing security.

(b) — All or a portion of this security is segregated as collateral.

(f) — Securities were fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $63,729,275, representing 19.21% of net assets. See Note 1 in Notes to the Financial Statements.

(r) — Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of this security was $6,050,000, representing 1.82% of net assets.

ADR — American Depositary Receipt

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Capital Income Fund (Unaudited)

Largest Issuers	Percent of net assets
Total S.A.	2.84%
Royal Dutch Shell PLC	2.82%
Microsoft Corporation	2.82%
Vodafone Group Public Limited Company	2.81%
JPMorgan Chase & Co.	2.79%
Public Service Enterprise Group Incorporated	2.53%
Johnson & Johnson	2.16%
Wells Fargo & Company	2.03%
Exelon Corporation	1.77%
Target Corporation	1.71%
COMMON STOCKS — 56.15%	Shares Held	Value
CONSUMER DISCRETIONARY — 4.86% Auto Components — 1.67%
Johnson Controls, Inc.	8,150	$418,095
Automobiles — 0.37%
General Motors Company (a)	1,170	47,822
General Motors Company — Escrow (a) (f) (i)	4,600	0
Motors Liquidation Company GUC Trust (a)	1,400	45,010
		92,832
Hotels, Restaurants & Leisure — 0.56%
Carnival Corporation	3,464	139,149
Media — 0.55%
Valassis Communications, Inc.	4,024	137,822
Multiline Retail — 1.71%
Target Corporation	6,724	425,428
TOTAL CONSUMER DISCRETIONARY		1,213,326
CONSUMER STAPLES — 6.63% Beverages — 1.98%
Molson Coors Brewing Company	6,335	355,711
PepsiCo, Inc.	1,662	137,846
		493,557
Food & Staples Retailing — 1.66%
Wal-Mart Stores, Inc. (c)	5,260	413,909
Food Products — 1.55%
Kellogg Company	2,314	141,316
Mondelez International, Inc.	6,974	246,182
		387,498
Tobacco — 1.44%
Philip Morris International Inc. (c)	4,120	358,976
TOTAL CONSUMER STAPLES		1,653,940
	Shares Held	Value
ENERGY — 5.66% Oil, Gas & Consumable Fuels — 5.66%
Royal Dutch Shell PLC — ADR	9,372	$703,931
Total S.A. — ADR	11,534	706,688
TOTAL ENERGY		1,410,619
FINANCIALS — 11.08% Capital Markets — 0.59%
The Bank of New York Mellon Corporation	4,188	146,329
Commercial Banks — 2.03%
Wells Fargo & Company	11,162	506,755
Consumer Finance — 0.56%
Capital One Financial Corporation	1,816	139,124
Diversified Financial Services — 3.02%
Citigroup Inc.	1,122	58,467
JPMorgan Chase & Co. (c)	11,898	695,796
		754,263
Insurance — 2.69%
The Allstate Corporation	5,818	317,314
Willis Group Holdings Public Limited Company	7,881	353,147
		670,461
Real Estate Investment Trusts — 2.19%
Corrections Corporation of America	8,424	270,158
The GEO Group, Inc.	8,576	276,318
		546,476
TOTAL FINANCIALS		2,763,408
HEALTH CARE — 7.51% Health Care Providers & Services — 0.56%
WellPoint, Inc.	1,508	139,324

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares Held	Value
Pharmaceuticals — 6.95%
AstraZeneca PLC — ADR	6,000	$356,220
Johnson & Johnson	5,882	538,732
Merck & Co., Inc.	2,173	108,759
Novartis AG — ADR	4,446	357,369
Sanofi SA — ADR	6,936	371,978
		1,733,058
TOTAL HEALTH CARE		1,872,382
INDUSTRIALS — 3.71% Aerospace & Defense — 1.80%
BAE Systems PLC — ADR	4,945	144,839
The Boeing Company	1,133	154,644
Lockheed Martin Corporation	1,005	149,403
		448,886
Machinery — 1.91%
Cummins Inc.	1,332	187,772
PACCAR Inc.	2,497	147,747
Stanley Black & Decker, Inc.	1,741	140,481
		476,000
TOTAL INDUSTRIALS		924,886
INFORMATION TECHNOLOGY — 7.73% Computers & Peripherals — 1.65%
Hewlett-Packard Company	14,730	412,145
Electronic Equipment, Instruments & Components — 0.70%
Corning Incorporated	9,766	174,030
IT Services — 1.13%
International Business Machines Corporation	1,500	281,355
Software — 4.25%
CA, Inc.	4,264	143,484
Microsoft Corporation	18,780	702,935
Oracle Corporation	5,596	214,103
		1,060,522
TOTAL INFORMATION TECHNOLOGY		1,928,052
TELECOMMUNICATION SERVICES — 2.81% Wireless Telecommunication Services — 2.81%
Vodafone Group Public Limited Company — ADR	17,861	702,116
TOTAL TELECOMMUNICATION SERVICES		702,116
UTILITIES — 6.16% Electric Utilities — 3.63%
Exelon Corporation (c)	16,144	442,184
PPL Corporation	10,689	321,632
The Southern Company	3,451	141,871
		905,687
	Shares Held	Value
Multi-Utilities — 2.53%
Public Service Enterprise Group Incorporated	19,674	$630,355
TOTAL UTILITIES		1,536,042
Total common stocks (Cost $11,367,903)		14,004,771
INVESTMENT COMPANIES — 1.14%
Exchange Traded Funds — 1.14%
iShares iBoxx $ High Yield Corporate Bond Fund	3,050	283,284
Total investment companies (Cost $283,481)		283,284
PREFERRED STOCKS — 2.02%
FINANCIALS — 2.02% Commercial Banks — 1.11%
Countrywide Capital V, 7.000%	3,423	86,773
The Royal Bank of Scotland Group PLC, 6.600%	4,486	96,494
Synovus Financial Corp., 7.875% (b)	3,400	91,970
		275,237
Consumer Finance — 0.24%
GMAC Capital Trust I — Series 2, 8.125% (b)	2,222	59,416
Diversified Financial Services — 0.31%
Citigroup Inc., 7.125% (b)	3,000	77,820
Real Estate Investment Trusts — 0.33%
Strategic Hotels & Resorts, Inc. — Series A, 8.500%	3,479	83,426
Thrifts & Mortgage Finance — 0.03%
Federal Home Loan Mortgage Corporation — Series Z (a)	805	7,221
TOTAL FINANCIALS		503,120
Total preferred stocks (Cost $481,037)		503,120
CONVERTIBLE PREFERRED STOCKS — 0.37%
CONSUMER DISCRETIONARY — 0.33% Auto Components — 0.33%
The Goodyear Tire & Rubber Company, 5.875%	1,240	82,894
TOTAL CONSUMER DISCRETIONARY		82,894
ENERGY — 0.04% Oil, Gas & Consumable Fuels — 0.04%
PetroQuest Energy, Inc., 6.875%	250	8,750
TOTAL ENERGY		8,750
Total convertible preferred stocks (Cost $65,132)		91,644

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Capital Income Fund (Unaudited)

CONVERTIBLE BONDS — 0.85%	Principal Amount	Value
CONSUMER DISCRETIONARY — 0.20% Leisure Equipment & Products — 0.20%
JAKKS Pacific, Inc. 4.500%, 11/01/2014 (i)	$50,000	$49,000
TOTAL CONSUMER DISCRETIONARY		49,000
ENERGY — 0.23% Oil, Gas & Consumable Fuels — 0.23%
Cobalt International Energy, Inc. 2.625%, 12/01/2019	65,000	57,566
TOTAL ENERGY		57,566
INDUSTRIALS — 0.42% Machinery — 0.42%
Meritor, Inc. 7.875%, 03/01/2026 (Acquired 11/29/2012 — 09/05/2013, Cost $36,728) (r)	35,000	50,422
4.000%, 02/15/2027 (b)	58,000	55,788
		106,210
TOTAL INDUSTRIALS		106,210
Total convertible bonds (Cost $204,212)		212,776
CORPORATE BONDS — 35.31%
CONSUMER DISCRETIONARY — 7.59% Auto Components — 0.83%
Allison Transmission, Inc. 7.125%, 05/15/2019 (Acquired 05/09/2011 — 04/12/2013, Cost $64,739) (r)	62,000	67,115
American Axle & Manufacturing, Inc. 7.750%, 11/15/2019	51,000	58,268
Stoneridge, Inc. 9.500%, 10/15/2017 (Acquired 12/31/2010 — 05/29/2013, Cost $79,659) (i) (r)	75,000	81,750
		207,133
Automobiles — 0.32%
Chrysler Group LLC/CG Co-Issuer Inc. 8.250%, 06/15/2021	70,000	79,975
Hotels, Restaurants & Leisure — 1.10%
MGM Resorts International 7.750%, 03/15/2022	85,000	95,413
Ruby Tuesday, Inc. 7.625%, 05/15/2020	100,000	94,500
Shearer's Foods LLC/Chip Finance Corp. 9.000%, 11/01/2019 (Acquired 10/24/2012 — 06/26/2013, Cost $84,833) (r)	80,000	84,800
		274,713
	Principal Amount	Value
Household Durables — 0.92%
M/I Homes, Inc. 8.625%, 11/15/2018	$55,000	$59,813
Weekley Homes LLC/Weekley Finance Corp. 6.000%, 02/01/2023 (Acquired 01/28/2013 — 07/30/2013, Cost $81,849) (r)	80,000	77,600
William Lyon Homes, Inc. 8.500%, 11/15/2020	84,000	91,350
		228,763
Leisure Equipment & Products — 1.48%
BC Mountain LLC/BC Mountain Finance Inc. 7.000%, 02/01/2021 (Acquired 01/25/2013 — 06/12/2013, Cost $77,459) (r)	75,000	76,125
Gibson Brands, Inc. 8.875%, 08/01/2018 (Acquired 07/24/2013 — 08/26/2013, Cost $76,883) (r)	75,000	79,499
Golden Nugget Escrow Inc. 8.500%, 12/01/2021 (Acquired 11/05/2013, Cost $40,000) (r)	40,000	40,550
MCE Finance Ltd. 5.000%, 02/15/2021 (Acquired 02/06/2013 — 06/12/2013, Cost $100,632) (r)	101,000	98,727
Seven Seas Cruises S. De R.L., LLC 9.125%, 05/15/2019	67,000	74,119
		369,020
Media — 1.94%
CCO Holdings, LLC/CCO Holdings Capital Corp. 7.375%, 06/01/2020	76,000	82,650
Entercom Radio, LLC 10.500%, 12/01/2019	50,000	56,875
MDC Partners Inc. 6.750%, 04/01/2020 (Acquired 03/15/2013 — 11/12/2013, Cost $68,357) (r)	67,000	70,434
Nara Cable Funding Limited 8.875%, 12/01/2018 (Acquired 02/28/2013 — 04/02/2013, Cost $66,395) (r)	63,000	68,040
Townsquare Radio LLC/Townsquare Radio Inc. 9.000%, 04/01/2019 (Acquired 03/30/2012 — 11/08/2013, Cost $95,689) (r)	90,000	97,874
Valassis Communications, Inc. 6.625%, 02/01/2021	65,000	67,356
Virgin Media Finance PLC 6.375%, 04/15/2023 (Acquired 02/07/2013 — 03/14/2013, Cost $41,214) (r)	40,000	40,900
		484,129

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Principal Amount	Value
Multiline Retail — 0.34%
99 Cents Only Stores 11.000%, 12/15/2019	$75,000	$85,500
Specialty Retail — 0.33%
CST Brands, Inc. 5.000%, 05/01/2023	84,000	81,480
Textiles, Apparel & Luxury Goods — 0.33%
Quiksilver Inc./QS Wholesale Inc. 7.875%, 08/01/2018 (Acquired 07/11/2013 — 07/12/2013, Cost $40,142) (r)	40,000	43,600
10.000%, 08/01/2020	35,000	39,725
		83,325
TOTAL CONSUMER DISCRETIONARY		1,894,038
CONSUMER STAPLES — 1.22% Food Products — 0.83%
Pinnacle Operating Corp. 9.000%, 11/15/2020 (Acquired 09/13/2013, Cost $52,374) (r)	52,000	55,315
Post Holdings, Inc. 7.375%, 02/15/2022	63,000	67,725
Wells Enterprises, Inc. 6.750%, 02/01/2020 (Acquired 01/15/2013 — 05/06/2013, Cost $86,775) (r)	83,000	84,453
		207,493
Household Products — 0.39%
FGI Operating Company LLC/FGI Finance Inc. 7.875%, 05/01/2020	90,000	96,750
TOTAL CONSUMER STAPLES		304,243
	Principal Amount	Value
ENERGY — 6.21% Energy Equipment & Services — 3.22%
Atwood Oceanics, Inc. 6.500%, 02/01/2020	$80,000	$85,800
Bill Barrett Corporation 7.000%, 10/15/2022	85,000	88,613
Bonanza Creek Energy Incorporated 6.750%, 04/15/2021	100,000	105,249
Gastar Exploration USA, Inc. 8.625%, 05/15/2018 (Acquired 05/10/2013 — 07/10/2013, Cost $83,232) (i) (r)	83,000	81,963
Globe Luxembourg SCA 9.625%, 05/01/2018 (Acquired 05/02/2013, Cost $56,238) (r)	58,000	60,384
Lone Pine Resources Canada Ltd. 10.375%, 02/15/2017 (i) (g)	25,000	7,625
PHI, Inc. 8.625%, 10/15/2018	109,000	117,719
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.750%, 11/15/2019 (Acquired 10/26/2012 — 04/23/2013, Cost $65,883) (r)	65,000	67,600
Shelf Drilling Holdings, Ltd. 8.625%, 11/01/2018 (Acquired 10/10/2012 — 06/04/2013, Cost $87,790) (r)	85,000	92,225
Unit Corporation 6.625%, 05/15/2021	90,000	95,400
		802,578

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels — 2.99%
Comstock Resources, Inc. 9.500%, 06/15/2020	$73,000	$82,125
Gulfport Energy Corporation 7.750%, 11/01/2020	115,000	123,050
Holly Energy Partners LP/Holly Energy Finance Corp. 6.500%, 03/01/2020	79,000	82,950
NGPL PipeCo LLC 9.625%, 06/01/2019 (Acquired 05/22/2012 — 05/02/2013, Cost $94,431) (r)	87,000	85,478
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875%, 03/15/2018	73,000	76,285
PBF Holding Company LLC/PBF Finance Corp. 8.250%, 02/15/2020	75,000	81,750
PetroQuest Energy, Inc. 10.000%, 09/01/2017	90,000	93,825
Stone Energy Corporation 7.500%, 11/15/2022	114,000	119,700
		745,163
TOTAL ENERGY		1,547,741
FINANCIALS — 0.92% Consumer Finance — 0.60%
Credit Acceptance Corporation 9.125%, 02/01/2017	50,000	52,625
SLM Corporation 8.000%, 03/25/2020	84,000	95,445
		148,070
Diversified Financial Services — 0.32%
PHH Corporation 6.375%, 08/15/2021	80,000	80,400
TOTAL FINANCIALS		228,470
HEALTH CARE — 3.02% Health Care Providers & Services — 1.81%
Air Medical Group Holdings, Inc. 9.250%, 11/01/2018	68,000	73,780
CHS/Community Health Systems, Inc. 8.000%, 11/15/2019	78,000	85,019
Envision Healthcare Corporation 8.125%, 06/01/2019	39,000	42,461
HCA Inc. 6.500%, 02/15/2020	50,000	55,063
LifePoint Hospitals, Inc. 5.500%, 12/01/2021 (Acquired 11/21/2013 — 12/26/2013, Cost $80,044) (r)	80,000	80,500
Universal Hospital Services, Inc. 7.625%, 08/15/2020	75,000	79,500
WellCare Health Plans, Inc. 5.750%, 11/15/2020	35,000	35,963
		452,286
	Principal Amount	Value
Health Care Technology — 0.34%
DJO Finance LLC 9.750%, 10/15/2017	$29,000	$29,653
8.750%, 03/15/2018	50,000	55,125
		84,778
Pharmaceuticals — 0.87%
ConvaTec Healthcare E S.A. 10.500%, 12/15/2018 (Acquired 12/31/2010 — 07/09/2013, Cost $74,036) (r)	70,000	78,837
Endo Finance Co. 5.750%, 01/15/2022 (Acquired 12/11/2013, Cost $65,000) (r)	65,000	65,488
Salix Pharmaceuticals, Ltd. 6.000%, 01/15/2021 (Acquired 12/12/2013 — 2/13/2013, Cost $71,681) (r)	70,000	71,925
		216,250
TOTAL HEALTH CARE		753,314
INDUSTRIALS — 4.98% Aerospace & Defense — 0.26%
Huntington Ingalls Industries, Inc. 7.125%, 03/15/2021	59,000	65,048
Building Products — 1.20%
Allegion US Holding Company Inc. 5.750%, 10/01/2021 (Acquired 09/27/2013 — 10/22/2013, Cost $70,680) (r)	70,000	73,150
Building Materials Corporation of America 6.750%, 05/01/2021 (Acquired 11/21/2011 — 06/12/2013, Cost $51,353) (r)	50,000	54,250
Masonite International Corporation 8.250%, 04/15/2021 (Acquired 03/06/2012 — 11/13/2013, Cost $74,081) (r)	70,000	77,350
Roofing Supply Group LLC/Roofing Supply Finance Inc. 10.000%, 06/01/2020 (Acquired 05/24/2012 — 06/25/2013, Cost $91,076) (r)	85,000	96,049
		300,799
Commercial Services & Supplies — 0.88%
Audatex North America, Inc. 6.000%, 06/15/2021 (Acquired 10/17/2013 — 12/04/2013, Cost $48,516) (r)	47,000	49,468
International Lease Finance Corporation 8.250%, 12/15/2020	76,000	89,110
Zachry Holdings, Inc. 7.500%, 02/01/2020 (Acquired 01/18/2013 — 09/24/2013, Cost $78,706) (r)	77,000	80,850
		219,428

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Principal Amount	Value
Construction & Engineering — 0.98%
RSI Home Products, Inc. 6.875%, 03/01/2018 (Acquired 02/15/2013 — 06/25/2013, Cost $83,566) (r)	$82,000	$86,305
Tutor Perini Corporation 7.625%, 11/01/2018	64,000	68,800
WCI Communities, Inc. 6.875%, 08/15/2021 (Acquired 07/31/2013, Cost $90,000) (r)	90,000	89,775
		244,880
Electrical Equipment — 0.37%
General Cable Corporation 6.500%, 10/01/2022 (Acquired 02/06/2013 — 08/08/2013, Cost $95,260) (r)	93,000	91,605
Industrial Conglomerates — 0.27%
Actuant Corporation 5.625%, 06/15/2022	65,000	66,138
Machinery — 1.02%
Mcron Finance Sub LLC/Mcron Finance Corp. 8.375%, 05/15/2019 (Acquired 04/20/2012 — 05/29/2013, Cost $87,559) (r)	84,000	94,079
Navistar International Corporation 8.250%, 11/01/2021	70,000	72,800
Trinseo Materials Operating SCA/ Trinseo Materials Finance Inc. 8.750%, 02/01/2019 (Acquired 01/24/2013 — 08/07/2013, Cost $84,925) (r)	85,000	88,188
		255,067
TOTAL INDUSTRIALS		1,242,965
INFORMATION TECHNOLOGY — 2.75% Communications Equipment — 0.17%
Nokia Oyj 5.375%, 05/15/2019	40,000	41,700
Computers & Peripherals — 0.24%
Denali Borrower LLC/Denali Finance Corp. 5.625%, 10/15/2020 (Acquired 09/23/2013, Cost $60,000) (r)	60,000	59,625
	Principal Amount	Value
Electronic Equipment, Instruments & Components — 1.58%
CommScope Holding Company, Inc. 6.625%, 06/01/2020 (Acquired 05/22/2013 — 07/30/2013, Cost $79,494) (p) (r)	$80,000	$83,600
Freescale Semiconductor, Inc. 8.050%, 02/01/2020 6.000%, 01/15/2022 (Acquired 10/28/2013 — 10/31/2013, Cost $50,234) (r)	74,000 50,000	79,920 50,750
NXP B.V. and NXP Funding LLC 5.750%, 03/15/2023 (Acquired 05/06/2013 — 07/15/2013, Cost $106,351) (r)	103,000	105,059
WESCO Distribution, Inc. 5.375%, 12/15/2021 (Acquired 11/21/2013 — 11/22/2013, Cost $75,238) (r)	75,000	75,188
		394,517
Software — 0.76%
ACI Worldwide, Inc. 6.375%, 08/15/2020 (Acquired 08/15/2013 — 08/19/2013, Cost $79,394) (r)	78,000	81,705
First Data Corporation 8.875%, 08/15/2020 (Acquired 12/31/2010 — 08/23/2012, Cost $46,692) (r) 8.750%, 01/15/2022 (Acquired 11/19/2012 — 07/08/2013, Cost $55,108) (p) (r)	45,000 53,884	50,006 57,791
		189,502
TOTAL INFORMATION TECHNOLOGY		685,344

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Principal Amount	Value
MATERIALS — 6.52% Chemicals — 2.48%
Hexion U.S. Finance Corp. 6.625%, 04/15/2020	$48,000	$49,440
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, 02/01/2018	70,000	73,063
Iracore International Holdings, Inc. 9.500%, 06/01/2018 (Acquired 05/08/2013 — 05/28/2013, Cost $52,378) (i) (r)	51,000	53,805
Momentive Performance Materials Inc. 8.875%, 10/15/2020	80,000	84,600
10.000%, 10/15/2020	55,000	57,888
OMNOVA Solutions, Inc. 7.875%, 11/01/2018	50,000	54,000
Perstorp Holding AB 8.750%, 05/15/2017 (Acquired 11/09/2012 — 06/07/2013, Cost $92,400) (r)	90,000	97,200
Taminco Global Chemical Corporation 9.750%, 03/31/2020 (Acquired 01/20/2012 — 06/28/2013, Cost $69,518) (r)	65,000	74,100
US Coatings Acquisition Inc./ Axalta Coating Systems Dutch Holding B BV 7.375%, 05/01/2021 (Acquired 01/16/2013 — 05/07/2013, Cost $71,484) (r)	69,000	73,916
		618,012
Containers & Packaging — 0.49%
Silgan Holdings, Inc. 5.500%, 02/01/2022 (Acquired 10/25/2013 — 12/02/2013, Cost $68,749) (r)	69,000	68,655
Tekni-Plex, Inc. 9.750%, 06/01/2019 (Acquired 05/10/2012 — 04/01/2013, Cost $48,589) (r)	47,000	53,580
		122,235
	Principal Amount	Value
Metals & Mining — 2.24%
Atkore International, Inc. 9.875%, 01/01/2018	$47,000	$50,760
Century Aluminum Company 7.500%, 06/01/2021 (Acquired 05/23/2013 — 07/08/2013, Cost $83,457) (r)	85,000	83,300
Horsehead Holding Corp. 10.500%, 06/01/2017 (Acquired 07/19/2012 — 05/23/2013, Cost $77,139) (i) (r)	75,000	82,500
Kaiser Aluminum Corporation 8.250%, 06/01/2020	72,000	81,720
Noranda Aluminum Acquisition Corporation 11.000%, 06/01/2019 (Acquired 03/01/2013 — 04/24/2013, Cost $75,219) (i) (r)	75,000	64,125
Rain CII Carbon LLC 8.000%, 12/01/2018 (Acquired 12/31/2010 — 09/06/2012, Cost $51,219) (r)	50,000	52,000
8.250%, 01/15/2021 (Acquired 12/14/2012 — 03/15/2013, Cost $46,897) (r)	45,000	46,125
SunCoke Energy, Inc. 7.625%, 08/01/2019	90,000	97,425
		557,955
Paper & Forest Products — 1.31%
Appvion, Inc. 9.000%, 06/01/2020 (Acquired 11/13/2013 — 11/14/2013, Cost $69,865) (r)	71,000	71,976
Neenah Paper, Inc. 5.250%, 05/15/2021 (Acquired 05/16/2013 — 08/01/2013, Cost $90,645) (r)	90,000	87,975
Sappi Papier Holding GmbH 7.750%, 07/15/2017 (Acquired 09/17/2012 — 05/29/2013, Cost $80,157) (r)	75,000	82,500
Verso Paper Holdings LLC/Verso Paper, Inc. 11.750%, 01/15/2019	80,000	85,200
		327,651
TOTAL MATERIALS		1,625,853

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Principal Amount	Value
TELECOMMUNICATION SERVICES — 0.78% Diversified Telecommunication Services — 0.24%
Sable International Finance Limited 8.750%, 02/01/2020 (Acquired 01/20/2012 — 03/20/2013, Cost $57,925) (r)	$54,000	$61,020
Wireless Telecommunication Services — 0.54%
T-Mobile USA, Inc. 6.125%, 01/15/2022	50,000	51,000
Wind Acquisition Finance S.A. 7.250%, 02/15/2018 (Acquired 06/12/2012 — 03/01/2013, Cost $18,928) (r)	20,000	21,150
Wind Acquisition Holdings Finance S.A. 12.250%, 07/15/2017 (Acquired 07/05/2011 — 07/15/2013, Cost $60,116) (p) (r)	58,606	61,976
		134,126
TOTAL TELECOMMUNICATION SERVICES		195,146
UTILITIES — 1.32% Electric Utilities — 1.03%
Calpine Corporation 6.000%, 01/15/2022 (Acquired 10/17/2013 — 10/18/2013, Cost $80,901) (r)	80,000	82,400
Dynegy Inc. 5.875%, 06/01/2023 (Acquired 05/15/2013 — 10/22/2013, Cost $83,078) (r)	85,000	80,750
Energy Future Intermediate Holding Company LLC/ EFIH Finance Inc. 10.000%, 12/01/2020 (Acquired 12/31/2010 — 04/22/2013, Cost $94,614) (r)	88,000	93,720
		256,870
Independent Power Producers & Energy Traders — 0.29%
GenOn Americas Generation, LLC 8.500%, 10/01/2021	68,000	71,910
TOTAL UTILITIES		328,780
Total corporate bonds (Cost $8,601,230)		8,805,894
ASSET-BACKED SECURITIES — 1.60%	Principal Amount	Value
INDUSTRIALS — 1.60% Airlines — 1.60%
America West Airlines Pass Through Trust — Series 2001-1 7.100%, 04/02/2021	$51,307	$54,834
Continental Airlines, Inc. Pass Through Trust — Series 2003-ERJ1 7.875%, 07/02/2018	60,893	65,916
Delta Air Lines, Inc. Pass Through Trust — Class B — Series 2007-1 8.021%, 08/10/2022	49,830	56,308
United Air Lines, Inc. Pass Through Trust — Class B — Series 2007-1 7.336%, 07/02/2019 (Acquired 02/23/2012 — 07/03/2013, Cost $80,556) (e) (i)	79,928	84,224
US Airways Pass Through Trust — Class B — Series 2012-1 8.000%, 10/01/2019	52,708	58,769
US Airways Pass Through Trust — Class B — Series 2012-2 6.750%, 06/03/2021	74,707	79,937
		399,988
TOTAL INDUSTRIALS		399,988
Total asset-backed securities (Cost $386,725)		399,988
TERM LOANS — 0.39%
CONSUMER DISCRETIONARY — 0.39% Multiline Retail — 0.39%
J.C. Penney Company, Inc. 6.000%, 05/22/2018	99,500	97,510
TOTAL CONSUMER DISCRETIONARY		97,510
Total term loans (Cost $99,002)		97,510

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley Capital Income Fund (Unaudited)

WARRANTS — 0.06%	Shares Held	Value
CONSUMER DISCRETIONARY — 0.06% Automobiles — 0.06%
General Motors Company (a) Expiration: July 2016, Exercise Price: $10.00	269	$8,388
Expiration: July 2019, Exercise Price: $18.33	269	6,226
		14,614
TOTAL CONSUMER DISCRETIONARY		14,614
Total warrants (Cost $7,141)		14,614
Total long-term investments (Cost $21,495,863)		24,413,601
SHORT-TERM INVESTMENTS — 0.79%	Principal Amount
Time Deposits — 0.79%
National Australia Bank, 0.03%, 01/02/2014*	$197,278	197,278
Total short-term investments (Cost $197,278)		197,278
Total investments — 98.68% (Cost $21,693,141)		24,610,879
Other assets in excess of liabilities — 1.32%		328,660
Net assets — 100.00%		$24,939,539

(a) — Non-income producing security.

(b) — The coupon rate shown on variable rate securities represents the rate at December 31, 2013.

(c) — All or portion of this security is segregated as collateral.

(e) — Restricted security not registered under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of this security was $84,224, representing 0.34% of net assets.

(f) — Fair valued security. The total market value of this security was $0, representing 0.00% of net assets.

(g) — Issuer is currently in default on its regularly scheduled interest payments.

(i) — Illiquid security.

(p) — Payment-in-kind security.

(r) — Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $4,639,170, representing 18.60% of net assets.

ADR — American Depositary Receipt

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley High Yield Fund (Unaudited)

Largest Issuers	Percent of net assets
American Airlines Group, Inc.	2.17%
Freescale Semiconductor, Inc.	1.23%
Momentive Performance Materials Inc.	1.22%
United Continental Holdings, Inc.	1.20%
Citigroup Inc.	1.19%
Wind Acquisition Holdings Inc.	1.19%
Momentive Specialty Chemical	1.12%
First Data Corporation	1.10%
Stone Energy Corporation	1.06%
Energy Future Holdings Corp.	0.97%
CORPORATE BONDS — 82.46%	Principal Amount	Value
Aerospace/Defense — 0.71%
Huntington Ingalls Industries, Inc. 7.125%, 03/15/2021	$9,252,000	$10,200,330
Apparel/Textiles — 0.75%
Quiksilver Inc./QS Wholesale Inc. 7.875%, 08/01/2018 (Acquired 07/11/2013 — 10/23/2013, $6,478,473) (r)	6,355,000	6,926,950
10.000%, 08/01/2020	3,304,000	3,750,040
		10,676,990
Auto Loans — 0.77%
Credit Acceptance Corporation 9.125%, 02/01/2017	10,441,000	10,989,152
Auto Parts & Equipment — 1.67%
Allison Transmission, Inc. 7.125%, 05/15/2019 (Acquired 04/27/2011 — 07/31/2013, Cost $7,464,267) (r)	7,218,000	7,813,485
American Axle & Manufacturing, Inc. 7.750%, 11/15/2019	7,021,000	8,021,493
Stoneridge, Inc. 9.500%, 10/15/2017 (Acquired 09/24/2010 — 09/06/2013, Cost $7,815,689) (i) (r)	7,425,000	8,093,250
		23,928,228
	Principal Amount	Value
Automakers — 1.38%
Chrysler Group LLC/CG Co-Issuer Inc. 8.250%, 06/15/2021	$8,915,000	$10,185,387
Navistar International Corporation 8.250%, 11/01/2021	9,210,000	9,578,400
		19,763,787
Banking — 0.14%
Ally Financial, Inc. 3.500%, 07/18/2016	2,000,000	2,068,554
Building & Construction — 4.04%
M/I Homes, Inc. 8.625%, 11/15/2018	7,960,000	8,656,500
Tutor Perini Corporation 7.625%, 11/01/2018	8,664,000	9,313,800
WCI Communities, Inc. 6.875%, 08/15/2021 (Acquired 07/31/2013, Cost $11,055,000) (r)	11,055,000	11,027,362
Weekley Homes LLC/Weekley Finance Corp. 6.000%, 02/01/2023 (Acquired 01/28/2013 — 10/31/2013, Cost $9,795,329) (r)	9,633,000	9,344,010
William Lyon Homes, Inc. 8.500%, 11/15/2020	8,194,000	8,910,975
Zachry Holdings, Inc. 7.500%, 02/01/2020 (Acquired 01/18/2013 — 11/25/2013, Cost $10,315,027) (r)	10,071,000	10,574,550
		57,827,197

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal Amount	Value
Building Materials — 4.30%
Allegion US Holding Company Inc. 5.750%, 10/01/2021 (Acquired 09/27/2013 — 10/22/2013, Cost $9,087,995) (r)	$8,990,000	$9,394,550
Building Materials Corporation of America 6.750%, 05/01/2021 (Acquired 08/26/2011 — 12/12/2013, Cost $10,732,519) (r)	10,409,000	11,293,765
Masonite International Corporation 8.250%, 04/15/2021 (Acquired 09/06/2011 — 12/30/2013, Cost $10,323,885) (r)	9,816,000	10,846,680
Roofing Supply Group LLC/Roofing Supply Finance Inc. 10.000%, 06/01/2020 (Acquired 05/24/2012 — 11/21/2013, Cost $7,725,126) (r)	7,289,000	8,236,570
RSI Home Products, Inc. 6.875%, 03/01/2018 (Acquired 02/15/2013 — 10/24/2013, Cost $10,059,139) (r)	9,848,000	10,365,020
WESCO Distribution, Inc. 5.375%, 12/15/2021 (Acquired 11/21/2013 — 12/23/2013, Cost $11,379,594) (r)	11,335,000	11,363,338
		61,499,923
Chemicals — 5.86%
Hexion U.S. Finance Corp. 6.625%, 04/15/2020	8,030,000	8,270,900
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, 02/01/2018 (c)	7,420,000	7,744,625
Momentive Performance Materials Inc. 8.875%, 10/15/2020	10,253,000	10,842,548
10.000%, 10/15/2020	6,270,000	6,599,175
OMNOVA Solutions, Inc. 7.875%, 11/01/2018	8,215,000	8,872,200
Perstorp Holding AB 8.750%, 05/15/2017 (Acquired 11/09/2012 — 06/11/2013, Cost $10,385,575) (r)	10,160,000	10,972,800
Taminco Global Chemical Corporation 9.750%, 03/31/2020 (Acquired 01/20/2012 — 12/27/2013, Cost $8,667,460) (r)	8,153,000	9,294,420
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc. 8.750%, 02/01/2019 (Acquired 01/24/2013 — 12/26/2013, Cost $10,392,775) (r)	10,345,000	10,732,937
US Coatings Acquisition Inc./Axalta Coating Systems Dutch Holding B BV 7.375%, 05/01/2021 (Acquired 01/16/2013 — 12/31/2013, Cost $10,195,176) (r)	9,879,000	10,582,879
		83,912,484
	Principal Amount	Value
Computer Hardware — 0.47%
Denali Borrower LLC/Denali Finance Corp. 5.625%, 10/15/2020 (Acquired 09/23/2013, Cost $6,705,000) (r)	$6,705,000	$6,663,094
Consumer — Products — 0.91%
FGI Operating Company LLC/FGI Finance Inc. 7.875%, 05/01/2020	12,066,000	12,970,950
Consumer/Commercial/Lease Financing — 1.51%
International Lease Finance Corporation 8.250%, 12/15/2020 (c)	9,449,000	11,078,953
SLM Corporation 8.000%, 03/25/2020 (c)	9,282,000	10,546,672
		21,625,625
Discount Stores — 0.57%
99 Cents Only Stores 11.000%, 12/15/2019	7,107,000	8,101,980
Diversified Capital Goods — 1.84%
Actuant Corporation 5.625%, 06/15/2022 (c)	6,703,000	6,820,303
BC Mountain LLC/BC Mountain Finance Inc. 7.000%, 02/01/2021 (Acquired 01/25/2013 — 12/03/2013, Cost $9,319,780) (r)	9,129,000	9,265,935
General Cable Corporation 6.500%, 10/01/2022 (Acquired 02/06/2013 — 12/18/2013, Cost $10,712,540) (r)	10,466,000	10,309,010
		26,395,248
Electric — Generation — 3.42%
Calpine Corporation 6.000%, 01/15/2022 (Acquired 10/17/2013 — 12/26/2013, Cost $11,361,932) (r)	11,210,000	11,546,300
Dynegy Inc. 5.875%, 06/01/2023 (Acquired 05/15/2013 — 12/27/2013, Cost $10,629,045) (r)	10,765,000	10,226,750
Energy Future Intermediate Holding Company LLC/EFIH Finance Inc. 10.000%, 12/01/2020 (Acquired 11/16/2009 — 12/27/2013, Cost $14,037,246) (r)	13,052,000	13,900,380
GenOn Americas Generation, LLC 8.500%, 10/01/2021	12,633,000	13,359,397
		49,032,827

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal Amount	Value
Electronics — 2.53%
Freescale Semiconductor, Inc. 8.050%, 02/01/2020	$9,457,000	$10,213,560
6.000%, 01/15/2022 (Acquired 10/28/2013 — 12/26/2013, Cost $7,346,375) (r)	7,300,000	7,409,500
Nokia Oyj 5.375%, 05/15/2019	6,395,000	6,666,788
NXP B.V. and NXP Funding LLC 5.750%, 03/15/2023 (Acquired 05/06/2013 — 07/15/2013, Cost $11,889,533) (r)	11,630,000	11,862,600
		36,152,448
Energy — Exploration & Production — 5.98%
Bill Barrett Corporation 7.000%, 10/15/2022	9,528,000	9,932,940
Bonanza Creek Energy Incorporated 6.750%, 04/15/2021	12,431,000	13,083,627
Comstock Resources, Inc. 9.500%, 06/15/2020	9,365,000	10,535,625
Gastar Exploration USA, Inc. 8.625%, 05/15/2018 (Acquired 05/10/2013 — 11/26/2013, Cost $9,860,216) (i) (r)	9,865,000	9,741,688
Gulfport Energy Corporation 7.750%, 11/01/2020	12,854,000	13,753,780
Lone Pine Resources Canada Ltd. 10.375%, 02/15/2017 (i) (g)	3,325,000	1,014,125
PetroQuest Energy, Inc. 10.000%, 09/01/2017	11,825,000	12,327,562
Stone Energy Corporation 7.500%, 11/15/2022	14,451,000	15,173,550
		85,562,897
Food — Wholesale — 2.42%
Pinnacle Operating Corp. 9.000%, 11/15/2020 (Acquired 09/13/2013 — 12/30/2013, Cost $7,123,350) (r)	7,008,000	7,454,760
Post Holdings, Inc. 7.375%, 02/15/2022	7,718,000	8,296,850
Shearer's Foods LLC/Chip Finance Corp. 9.000%, 11/01/2019 (Acquired 10/24/2012 — 12/30/2013, Cost $9,730,122) (r)	9,189,000	9,740,340
Wells Enterprises, Inc. 6.750%, 02/01/2020 (Acquired 01/15/2013 — 11/21/2013, Cost $9,276,066) (r)	8,973,000	9,130,027
		34,621,977
	Principal Amount	Value
Forestry/Paper — 2.84%
Appvion, Inc. 9.000%, 06/01/2020 (Acquired 11/13/2013 — 12/2/2013, Cost $10,598,602) (r)	$10,765,000	$10,913,019
Neenah Paper, Inc. 5.250%, 05/15/2021 (Acquired 05/16/2013 — 12/18/2013, Cost $10,730,513) (r)	10,730,000	10,488,575
Sappi Papier Holding GmbH 7.750%, 07/15/2017 (Acquired 06/20/2012 — 09/10/2013, Cost $9,917,255) (r)	9,500,000	10,450,000
Verso Paper Holdings LLC/Verso Paper Inc. 11.750%, 01/15/2019	8,245,000	8,780,925
		40,632,519
Gaming — 2.03%
Golden Nugget Escrow Inc. 8.500%, 12/01/2021 (Acquired 11/5/2013 — 12/13/2013, Cost $5,105,081) (r)	5,105,000	5,175,194
MCE Finance Ltd. 5.000%, 02/15/2021 (Acquired 01/29/2013 — 12/05/2013, Cost $12,031,992) (r)	12,084,000	11,812,110
MGM Resorts International 7.750%, 03/15/2022	10,694,000	12,004,015
		28,991,319
Gas Distribution — 2.06%
Holly Energy Partners LP/Holly Energy Finance Corp. 6.500%, 03/01/2020	9,170,000	9,628,500
NGPL PipeCo LLC 9.625%, 06/01/2019 (Acquired 05/22/2012 — 05/02/2013, Cost $9,671,284) (r)	9,008,000	8,850,360
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875%, 03/15/2018	10,549,000	11,023,705
		29,502,565
Health Facilities — 2.85%
Capella Healthcare, Inc. 9.250%, 07/01/2017	8,000,000	8,540,000
CHS/Community Health Systems, Inc. 8.000%, 11/15/2019	10,534,000	11,482,060
HCA Inc. 6.500%, 02/15/2020 (c)	8,965,000	9,872,706
LifePoint Hospitals, Inc. 5.500%, 12/01/2021 (Acquired 11/21/2013 — 12/26/2013, Cost $10,915,969) (r)	10,900,000	10,968,125
		40,862,891

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal Amount	Value
Health Services — 1.75%
Air Medical Group Holdings, Inc. 9.250%, 11/01/2018	$7,056,000	$7,655,760
Envision Healthcare Corporation 8.125%, 06/01/2019	6,333,000	6,895,054
Universal Hospital Services, Inc. 7.625%, 08/15/2020	9,973,000	10,571,380
		25,122,194
Household & Leisure Products — 0.54%
Gibson Brands, Inc. 8.875%, 08/01/2018 (Acquired 07/24/2013 — 10/08/2013, Cost $7,497,533) (r)	7,315,000	7,753,900
Leisure — 0.53%
Seven Seas Cruises S. De R.L., LLC 9.125%, 05/15/2019	6,799,000	7,521,394
Machinery — 1.05%
Mcron Finance Sub LLC/Mcron Finance Corp. 8.375%, 05/15/2019 (Acquired 04/20/2012 — 12/19/2013, Cost $8,497,578) (r)	8,185,000	9,167,200
Victor Technologies Group, Inc. 9.000%, 12/15/2017	5,456,000	5,851,560
		15,018,760
Managed Care — 0.59%
WellCare Health Plans, Inc. 5.750%, 11/15/2020	8,165,000	8,389,538
Media — Broadcast — 1.32%
Entercom Radio, LLC 10.500%, 12/01/2019	6,433,000	7,317,538
Townsquare Radio LLC/Townsquare Radio Inc. 9.000%, 04/01/2019 (Acquired 03/30/2012 — 11/08/2013, Cost $11,350,546) (r)	10,700,000	11,636,250
		18,953,788
Media — Cable — 2.50%
CCO Holdings, LLC/CCO Holdings Capital Corp. 7.375%, 06/01/2020	11,730,000	12,756,375
Nara Cable Funding Limited 8.875%, 12/01/2018 (Acquired 02/28/2013 — 10/31/2013, Cost $10,848,829) (r)	10,368,000	11,197,440
Virgin Media Finance PLC 6.375%, 04/15/2023 (Acquired 02/07/2013 — 12/02/2013, Cost $12,050,445) (r)	11,630,000	11,891,675
		35,845,490
	Principal Amount	Value
Media — Services — 0.69%
MDC Partners Inc. 6.750%, 04/01/2020 (Acquired 03/15/2013 — 11/12/2013, Cost $9,637,617) (r)	$9,429,000	$9,912,236
Medical Products — 1.20%
DJO Finance LLC 9.750%, 10/15/2017	3,318,000	3,392,655
8.750%, 03/15/2018	5,879,000	6,481,598
Grifols Inc. 8.250%, 02/01/2018	6,885,000	7,349,737
		17,223,990
Metals/Mining Excluding Steel — 4.78%
Century Aluminum Company 7.500%, 06/01/2021 (Acquired 05/23/2013 — 10/22/2013, Cost $9,488,553) (r)	9,705,000	9,510,900
Horsehead Holding Corp. 10.500%, 06/01/2017 (Acquired 07/19/2012 — 05/23/2013, Cost $8,154,114) (i) (r)	7,940,000	8,734,000
Kaiser Aluminum Corporation 8.250%, 06/01/2020	9,284,000	10,537,340
Noranda Aluminum Acquisition Corporation 11.000%, 06/01/2019 (Acquired 03/01/2013 — 11/25/2013, Cost $9,874,050) (i) (r)	10,040,000	8,584,200
Rain CII Carbon LLC 8.000%, 12/01/2018 (Acquired 11/23/2010 — 12/13/2013, Cost $7,205,335) (r)	7,057,000	7,339,280
8.250%, 01/15/2021 (Acquired 12/14/2012 — 12/24/2013, Cost $6,133,523) (r)	5,975,000	6,124,375
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.750%, 11/15/2019 (Acquired 10/26/2012 — 07/30/2013, Cost $8,848,291) (r)	8,630,000	8,975,200
SunCoke Energy, Inc. 7.625%, 08/01/2019	8,004,000	8,664,330
		68,469,625

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal Amount	Value
Oil Field Equipment & Services — 4.05%
Atwood Oceanics, Inc. 6.500%, 02/01/2020 (c)	$9,436,000	$10,120,110
Globe Luxembourg SCA 9.625%, 05/01/2018 (Acquired 05/02/2013 — 12/04/2013, Cost $6,319,660) (r)	6,481,000	6,747,369
Iracore International Holdings, Inc. 9.500%, 06/01/2018 (Acquired 05/08/2013 — 10/07/2013, Cost $5,983,870) (i) (r)	5,820,000	6,140,100
PHI, Inc. 8.625%, 10/15/2018	10,627,000	11,477,160
Shelf Drilling Holdings, Ltd. 8.625%, 11/01/2018 (Acquired 10/10/2012 — 12/03/2013, Cost $10,535,542) (r)	10,202,000	11,069,170
Unit Corporation 6.625%, 05/15/2021	11,791,000	12,498,460
		58,052,369
Oil Refining & Marketing — 0.70%
PBF Holding Company LLC/PBF Finance Corp. 8.250%, 02/15/2020	9,230,000	10,060,700
Packaging — 1.20%
Silgan Holdings Inc. 5.500%, 02/01/2022 (Acquired 10/25/2013 — 12/02/2013, Cost $10,193,879) (r)	10,234,000	10,182,830
Tekni-Plex, Inc. 9.750%, 06/01/2019 (Acquired 05/10/2012 — 08/21/2013, Cost $6,307,895) (r)	6,164,000	7,026,960
		17,209,790
Pharmaceuticals — 1.89%
ConvaTec Healthcare E S.A. 10.500%, 12/15/2018 (Acquired 12/28/2010 — 08/28/2013, Cost $8,091,665) (r)	7,689,000	8,659,736
Endo Finance Co. 5.750%, 01/15/2022 (Acquired 12/11/2013 — 12/31/2013, Cost $9,907,499) (r)	9,900,000	9,974,250
Salix Pharmaceuticals, Ltd. 6.000%, 01/15/2021 (Acquired 12/12/2013 — 12/13/2013, Cost $8,394,688) (r)	8,200,000	8,425,500
		27,059,486
Printing & Publishing — 0.63%
Valassis Communications, Inc. 6.625%, 02/01/2021	8,744,000	9,060,970
Railroads — 0.70%
Florida East Coast Railway Corp. 8.125%, 02/01/2017	9,543,000	10,008,221
	Principal Amount	Value
Restaurants — 0.66%
Ruby Tuesday, Inc. 7.625%, 05/15/2020	$10,040,000	$9,487,800
Software/Services — 1.61%
ACI Worldwide, Inc. 6.375%, 08/15/2020 (Acquired 08/15/2013 — 10/28/2013, Cost $7,083,006) (c) (r)	6,962,000	7,292,695
First Data Corporation 8.875%, 08/15/2020 (Acquired 08/11/2010 — 04/22/2013, Cost $6,946,753) (r)	6,637,000	7,375,366
8.750%, 01/15/2022 (Acquired 11/19/2012 — 11/20/2013, Cost $8,008,060) (p) (r)	7,769,000	8,332,253
		23,000,314
Specialty Retail — 0.72%
CST Brands, Inc. 5.000%, 05/01/2023	10,690,000	10,369,300
Steel Producers/Products — 0.52%
Atkore International, Inc. 9.875%, 01/01/2018	6,854,000	7,402,320
Support — Services — 2.73%
Aguila 3 S.A. 7.875%, 01/31/2018 (Acquired 07/30/2013 — 12/26/2013, Cost $10,345,351) (r)	9,898,000	10,541,370
Audatex North America, Inc. 6.000%, 06/15/2021 (Acquired 10/17/2013 — 12/26/2013, Cost $8,239,244) (r)	7,942,000	8,358,955
PHH Corporation 6.375%, 08/15/2021 (c)	10,568,000	10,620,839
United Rentals (North America), Inc. 8.250%, 02/01/2021	8,410,000	9,524,325
		39,045,489
Telecom — Integrated/Services — 0.63%
Sable International Finance Limited 8.750%, 02/01/2020 (Acquired 01/20/2012 — 12/27/2013, Cost $8,610,731) (r)	7,942,000	8,974,460
Telecom — Wireless — 1.69%
T-Mobile USA, Inc. 6.125%, 01/15/2022	7,029,000	7,169,580
Wind Acquisition Finance S.A. 7.250%, 02/15/2018 (Acquired 06/08/2012 — 05/01/2013, Cost $6,695,789) (r)	6,704,000	7,089,480
Wind Acquisition Holdings Finance S.A. 12.250%, 07/15/2017 (Acquired 01/05/2011 — 07/15/2013, Cost $9,494,704) (p) (r)	9,399,294	9,939,753
		24,198,813

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal Amount	Value
Telecommunications Equipment — 0.73%
CommScope Holding Company, Inc. 6.625%, 06/01/2020 (Acquired 05/22/2013 — 12/10/2013, Cost $9,963,585) (p) (r)	$10,005,000	$10,455,225
Total corporate bonds (Cost $1,150,735,099)		1,180,579,157
ASSET-BACKED SECURITIES — 3.74%
Airlines — 3.74%
America West Airlines Pass Through Trust — Series 2001-1 7.100%, 04/02/2021	6,555,519	7,006,211
Continental Airlines, Inc. Pass Through Trust — Series 2003-ERJ1 7.875%, 07/02/2018	7,788,152	8,430,674
Delta Air Lines, Inc. Pass Through Trust — Class B — Series 2007-1 8.021%, 08/10/2022	4,621,894	5,222,740
United Air Lines, Inc. Pass Through Trust — Class B — Series 2007-1 7.336%, 07/02/2019 (Acquired 06/23/2010 — 07/03/2013, Cost $8,287,904) (e) (i)	8,366,978	8,816,704
US Airways Pass Through Trust — Class B — Series 2012-1 8.000%, 10/01/2019	7,038,850	7,848,317
US Airways Pass Through Trust — Class B — Series 2012-2 6.750%, 06/03/2021	8,441,913	9,032,847
US Airways Pass Through Trust — Class C — Series 2012-1 9.125%, 10/01/2015	6,735,690	7,224,027
		53,581,520
Total asset-backed securities (Cost $51,199,839)		53,581,520
CONVERTIBLE BONDS — 1.33%
Auto Parts & Equipment — 0.89%
Meritor, Inc. 7.875%, 03/01/2026 (Acquired 11/29/2012 — 12/17/2013, Cost $4,805,539) (r)	4,480,000	6,454,000
4.000%, 02/15/2027 (b)	6,563,000	6,312,786
		12,766,786
Energy — Exploration & Production — 0.44%
Cobalt International Energy, Inc. 2.625%, 12/01/2019	7,010,000	6,208,231
Total convertible bonds (Cost $17,155,950)		18,975,017
TERM LOANS — 1.64%
Department Stores — 0.85%
J.C. Penney Company, Inc. 6.000%, 05/22/2018	12,437,500	12,188,750
	Principal Amount	Value
Energy — Exploration & Production — 0.79%
Fieldwood Energy LLC 6.000%, 09/30/2020 (d)	$11,000,000	$11,258,940
Total term loans (Cost $23,379,819)		23,447,690
CONVERTIBLE PREFERRED STOCKS — 0.73%	Shares Held
Auto Parts & Equipment — 0.73%
The Goodyear Tire & Rubber Company, 5.875%	157,310	10,516,174
Total convertible preferred stocks (Cost $7,302,306)		10,516,174
PREFERRED STOCKS — 4.50%
Banking — 3.82%
Citigroup Inc., 7.125% (b)	399,000	10,350,060
Countrywide Capital V, 7.000%	485,356	12,303,775
GMAC Capital Trust I — Series 2, 8.125% (b)	344,396	9,209,149
The Royal Bank of Scotland Group Public Limited Company, 6.600%	591,256	12,717,916
Synovus Financial Corp., 7.875% (b)	371,016	10,035,983
		54,616,883
Hotels — 0.63%
Strategic Hotels & Resorts, Inc. — Series A, 8.500%	201,539	4,832,905
Strategic Hotels & Resorts, Inc. — Series C, 8.250%	177,700	4,216,821
		9,049,726
Investments & Miscellaneous Financial Services — 0.05%
Federal Home Loan Mortgage Corporation — Series Z (a)	85,086	763,221
Total preferred stocks (Cost $60,142,686)		64,429,830
COMMON STOCKS — 1.23%
Automakers — 0.76%
General Motors Company (a)	109,111	4,459,367
General Motors Company — Escrow (a) (f) (i)	352,400	0
Motors Liquidation Company GUC Trust (a)	198,675	6,387,401
		10,846,768
Banking — 0.47%
Citigroup Inc.	128,626	6,702,701
Total common stocks (Cost $10,828,520)		17,549,469

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2013

Hotchkis & Wiley High Yield Fund (Unaudited)

WARRANTS — 0.14%	Shares Held	Value
Automakers — 0.14%
General Motors Company (a) Expiration: July 2016, Exercise Price: $10.00	38,200	$1,190,312
Expiration: July 2019, Exercise Price: $18.33	38,200	883,566
		2,073,878
Total warrants (Cost $1,052,534)		2,073,878
Total long-term investments (Cost $1,321,796,753)		1,371,152,735
SHORT-TERM INVESTMENTS — 4.06%	Principal Amount
Time Deposits — 4.06%
ING Bank, 0.03%, 01/02/2014*	$58,044,972	58,044,972
Total short-term investments (Cost $58,044,972)		58,044,972
Total investments — 99.83% (Cost $1,379,842,725)		1,429,197,707
Other assets in excess of liabilities — 0.17%		2,488,453
Net assets — 100.00%		$1,431,686,160

(a) — Non-income producing security.

(b) — The coupon rate shown on variable rate securities represents the rate at December 31, 2013.

(c) — All or portion of this security is segregated as collateral for bridge loan commitments and delayed delivery securities.

(d) — Delayed delivery security.

(e) — Restricted security not registered under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of this security was $8,816,704, representing 0.62% of net assets.

(f) — Fair valued security. The total market value of this security was $0, representing 0.00% of net assets.

(g) — Issuer is currently in default on its regularly scheduled interest payments.

(i) — Illiquid security.

(p) — Payment-in-kind security.

(r) — Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $606,636,461, representing 42.37% of net assets.

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Statements of Assets & Liabilities

DECEMBER 31, 2013 (UNAUDITED)

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund
Assets:
Long-term investments, at value*
Unaffiliated issuers	$464,999,034	$684,132,084	$2,600,274,951	$810,667,444
Affiliated issuers	—	—	79,987,450	23,362,638
Collateral for securities on loan+	10,963,500	—	9,716,438	28,604,973
Short-term investments+	15,549,712	14,063,502	147,345,578	23,557,976
Dividends and interest receivable	756,187	1,296,235	3,822,132	719,223
Receivable for investments sold	—	—	783,585	405,530
Receivable for Fund shares sold	723,890	1,437,885	9,291,128	3,352,655
Other assets	74,331	60,164	176,220	62,589
Total assets	$493,066,654	$700,989,870	$2,851,397,482	$890,733,028
Liabilities:
Collateral upon return of securities on loan	$10,963,500	$—	$9,716,438	$28,604,973
Payable for investments purchased	—	—	15,570,754	1,035,361
Payable for Fund shares repurchased	486,512	1,153,496	4,804,461	598,250
Payable to Advisor	268,808	436,343	1,728,948	518,806
Payable to Trustees	124	384	2,146	807
Accrued distribution and service fees	66,381	259,319	799,722	256,707
Accrued expenses and other liabilities	211,599	246,450	1,041,388	174,930
Total liabilities	11,996,924	2,095,992	33,663,857	31,189,834
Net assets	$481,069,730	$698,893,878	$2,817,733,625	$859,543,194
Net Assets consist of:
Paid-in capital	$1,159,848,913	$1,843,466,416	$2,475,615,363	$687,298,395
Undistributed net investment income	2,448,538	3,703,177	4,597,383	514,697
Undistributed net realized gain (loss)	(718,345,873)	(1,192,216,536)	49,236,561	23,831,163
Net unrealized appreciation of securities and foreign currency transactions	37,118,152	43,940,821	288,284,318	147,898,939
Net assets	$481,069,730	$698,893,878	$2,817,733,625	$859,543,194
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class I
Net assets	$426,641,370	$443,937,065	$2,014,776,525	$626,401,683
Shares outstanding (unlimited shares $0.001 par value authorized)	29,971,809	18,134,032	49,610,387	10,190,502
Net asset value per share	$14.23	$24.48	$40.61	$61.47
Calculation of Net Asset Value Per Share — Class A
Net assets	$45,005,964	$235,668,735	$662,890,167	$190,314,833
Shares outstanding (unlimited shares $0.001 par value authorized)	3,150,767	9,685,080	16,502,401	3,109,064
Net asset value per share	$14.28	$24.33	$40.17	$61.21
Public Offering Price Per Share — Class A
(Net asset value per share divided by 0.9475)	$15.07	$25.68	$42.40	$64.60
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class C
Net assets	$9,422,396	$8,619,514	$121,892,891	$42,826,678
Shares outstanding (unlimited shares $0.001 par value authorized)	670,098	359,749	3,285,788	782,928
Net asset value per share	$14.06	$23.96	$37.10	$54.70
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class R
Net assets		$10,668,564	$18,174,042
Shares outstanding (unlimited shares $0.001 par value authorized)		435,240	450,241
Net asset value per share		$24.51	$40.37
*Cost of long-term investments
Unaffiliated issuers	$427,880,882	$640,191,263	$2,321,130,355	$642,575,430
Affiliated issuers	—	—	70,847,728	43,555,794

+ Short-term investments are valued at fair market value which is the same as cost.

The accompanying notes are an integral part of these financial statements.

Statements of Assets & Liabilities

DECEMBER 31, 2013 (UNAUDITED)

	Global Value Fund	Value Opportunities Fund	Capital Income Fund	High Yield Fund
Assets:
Long-term investments, at value*	$3,154,005	$329,306,223	$24,413,601	$1,371,152,735
Short-term investments+	417,440	463,796	197,278	58,044,972
Cash denominated in foreign currencies#	2,117	422,090	—	—
Dividends and interest receivable	3,982	270,316	208,172	21,938,289
Receivable for investments sold	40,869	2,080,181	79,538	201,000
Receivable for Fund shares sold	2,396	1,255,450	151,991	4,150,791
Receivable from Advisor	12,963	—	1,331	—
Other assets	27,789	56,826	14,717	110,025
Total assets	$3,661,561	$333,854,882	$25,066,628	$1,455,597,812
Liabilities:
Payable for investments purchased	$311,956	$1,391,184	$15,386	$17,954,190
Payable for Fund shares repurchased	—	223,377	39,156	2,781,164
Payable to Advisor	—	199,322	—	626,926
Payable to Trustees	—	295	15	645
Accrued distribution and service fees	63	207,839	7,952	267,443
Distributions payable to shareholders	—	—	5,438	2,040,013
Accrued expenses and other liabilities	35,785	86,935	59,142	241,271
Total liabilities	347,804	2,108,952	127,089	23,911,652
Net assets	$3,313,757	$331,745,930	$24,939,539	$1,431,686,160
Net Assets consist of:
Paid-in capital	$2,807,209	$278,391,816	$21,983,850	$1,380,510,823
Undistributed net investment income (loss)	(4,660)	107,124	(3,954)	(356,893)
Undistributed net realized gain	85,409	4,674,709	41,905	2,176,248
Net unrealized appreciation of securities and foreign currency transactions	425,799	48,572,281	2,917,738	49,355,982
Net assets	$3,313,757	$331,745,930	$24,939,539	$1,431,686,160
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class I
Net assets	$3,209,069	$150,414,705	$11,960,939	$937,372,019
Shares outstanding (unlimited shares $0.001 par value authorized)	257,337	5,450,743	987,537	71,739,836
Net asset value per share	$12.47	$27.60	$12.11	$13.07
Calculation of Net Asset Value Per Share — Class A
Net assets	$104,688	$142,463,331	$12,978,600	$492,365,226
Shares outstanding (unlimited shares $0.001 par value authorized)	8,396	5,155,887	1,039,191	37,917,652
Net asset value per share	$12.47	$27.63	$12.49	$12.99
Public Offering Price Per Share — Class A
(Net asset value per share divided by 0.9475)	$13.16	$29.16
(Net asset value per share divided by 0.9525)			$13.11
(Net asset value per share divided by 0.9625)				$13.50
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class C
Net assets		$38,867,894		$1,948,915
Shares outstanding (unlimited shares $0.001 par value authorized)		1,479,442		149,256
Net asset value per share		$26.27		$13.06
*Cost of long-term investments	$2,728,213	$280,735,370	$21,495,863	$1,321,796,753
# Cost of cash denominated in foreign currencies	$2,110	$420,662	$—	$—

+ Short-term investments are valued at fair market value which is the same as cost.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund
Investment income:
Dividends*
Unaffiliated issuers	$4,683,654	$7,312,276	$17,252,265	$4,184,973
Affiliated issuers	—	—	1,560,292	219,912
Interest	1,561	2,865	19,861	2,886
Securities on loan	7,672	16,232	40,674	33,671
Total income	4,692,887	7,331,373	18,873,092	4,441,442
Expenses:
Advisory fees	1,690,314	2,441,038	9,534,851	2,729,871
Professional fees and expenses	21,547	25,422	63,802	25,828
Custodian fees and expenses	17,117	25,425	30,618	9,934
Transfer agent fees and expenses	411,852	557,659	2,513,984	503,796
Accounting fees and expenses	29,438	40,486	147,850	45,099
Administration fees and expenses	73,903	106,572	416,335	119,064
Trustees' fees and expenses	19,197	26,127	99,274	27,757
Reports to shareholders	20,008	27,719	105,490	33,121
Registration fees	28,001	35,657	69,897	35,505
Distribution and service fees — Class A	50,640	255,447	718,276	190,010
Distribution and service fees — Class C	52,644	36,372	468,307	185,738
Distribution and service fees — Class R	—	25,857	34,860	—
Other expenses	18,251	24,415	72,164	21,022
Total expenses	2,432,912	3,628,196	14,275,708	3,926,745
Fee waiver/expense reimbursement by Advisor (Note 2)	(188,563)	—	—	—
Net expenses	2,244,349	3,628,196	14,275,708	3,926,745
Net investment income	2,448,538	3,703,177	4,597,384	514,697
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from:
Sales of unaffiliated issuers	15,647,138	26,702,047	226,365,839	64,779,248
Sales of affiliated issuers	—	—	5,834,943	(325,852)
Foreign currency transactions	—	—	(71,676)	(20,495)
Net realized gains	15,647,138	26,702,047	232,129,106	64,432,901
Net change in unrealized appreciation of securities and foreign currency transactions	44,040,119	65,972,326	107,833,974	80,068,012
Net gains	59,687,257	92,674,373	339,963,080	144,500,913
Net Increase in Net Assets Resulting from Operations	$62,135,795	$96,377,550	$344,560,464	$145,015,610
*Net of Foreign Taxes Withheld	$53,464	$90,790	$50,219	$32,555

The accompanying notes are an integral part of these financial statements.

Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)

	Global Value Fund	Value Opportunities Fund	Capital Income Fund	High Yield Fund
Investment income:
Dividends*	$24,679	$2,385,271	$235,197	$1,597,698
Interest	8	336,515	339,035	40,186,832
Securities on loan	—	532	—	—
Total income	24,687	2,722,318	574,232	41,784,530
Expenses:
Advisory fees	10,354	1,046,156	80,805	3,444,308
Professional fees and expenses	11,007	16,597	11,519	42,968
Custodian fees and expenses	5,913	12,866	7,173	19,743
Transfer agent fees and expenses	8,817	178,730	24,172	623,313
Accounting fees and expenses	26,874	21,029	26,978	82,475
Administration fees and expenses	15,000	45,658	13,897	205,014
Trustees' fees and expenses	94	10,697	1,070	50,153
Reports to shareholders	716	11,992	1,610	46,819
Registration fees	10,614	36,853	18,265	61,005
Distribution and service fees — Class A	63	159,040	16,318	572,188
Distribution and service fees — Class C	—	159,866	—	6,613
Other expenses	1,220	7,430	1,950	38,382
Total expenses	90,672	1,706,914	203,757	5,192,981
Fee waiver/expense reimbursement by Advisor (Note 2)	(65,867)	—	(87,987)	(230,375)
Fee waiver by Administrator (Note 2)	(10,500)	—	—	—
Net expenses	14,305	1,706,914	115,770	4,962,606
Net investment income	10,382	1,015,404	458,462	36,821,924
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from:
Sales of unaffiliated issuers	144,024	15,702,739	761,756	3,653,304
Foreign currency transactions	(2)	(6,015)	—	—
Net realized gains	144,022	15,696,724	761,756	3,653,304
Net change in unrealized appreciation of securities and foreign currency transactions	266,356	24,863,971	1,256,141	30,412,436
Net gains	410,378	40,560,695	2,017,897	34,065,740
Net Increase in Net Assets Resulting from Operations	$420,760	$41,576,099	$2,476,359	$70,887,664
*Net of Foreign Taxes Withheld	$1,215	$101,265	$2,867	$—
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Diversified Value Fund		Large Cap Value Fund
	Six months ended December 31, 2013 (unaudited)	Year ended June 30, 2013	Six months ended December 31, 2013 (unaudited)	Year ended June 30, 2013
Operations:
Net investment income	$2,448,538	$5,560,471	$3,703,177	$7,984,055
Net realized gains (losses)	15,647,138	20,370,321	26,702,047	(1,689,511)
Net change in unrealized appreciation	44,040,119	76,406,951	65,972,326	129,033,500
Net increase in net assets resulting from operations	62,135,795	102,337,743	96,377,550	135,328,044
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(4,908,742)	(5,093,871)	(5,604,965)	(8,213,389)
Class A	(481,382)	(430,420)	(2,288,710)	(3,335,419)
Class C	(44,726)	(110,553)	—	(272,549)
Class R	—	—	(90,380)	(194,957)
Net realized gains:
Class I	—	—	—	—
Class A	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(5,434,850)	(5,634,844)	(7,984,055)	(12,016,314)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	9,340,346	(49,383,506)	47,002,364	(66,365,313)
Net Assets:
Total increase in net assets	66,041,291	47,319,393	135,395,859	56,946,417
Beginning of period	415,028,439	367,709,046	563,498,019	506,551,602
End of period	$481,069,730	$415,028,439	$698,893,878	$563,498,019
Undistributed net investment income	$2,448,538	$5,434,850	$3,703,177	$7,984,055

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Mid-Cap Value Fund		Small Cap Value Fund
	Six months ended December 31, 2013 (unaudited)	Year ended June 30, 2013	Six months ended December 31, 2013 (unaudited)	Year ended June 30, 2013
Operations:
Net investment income	$4,597,384	$7,650,643	$514,697	$2,614,950
Net realized gains	232,129,106	126,224,598	64,432,901	29,567,495
Net change in unrealized appreciation	107,833,974	356,599,470	80,068,012	88,366,909
Net increase in net assets resulting from operations	344,560,464	490,474,711	145,015,610	120,549,354
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(6,148,056)	(5,139,766)	(1,868,145)	(1,928,838)
Class A	(1,367,862)	(512,141)	(462,993)	(123,490)
Class C	(115,505)	—	(27,101)	—
Class R	(22,467)	(6,267)	—	—
Net realized gains:
Class I	—	—	(46,665,876)	—
Class A	—	—	(14,109,950)	—
Class C	—	—	(3,583,146)	—
Class R	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(7,653,890)	(5,658,174)	(66,717,211)	(2,052,328)
Capital Share Transactions:
Net increase in net assets resulting from capital share transactions	374,116,436	326,185,659	196,468,384	119,070,176
Net Assets:
Total increase in net assets	711,023,010	811,002,196	274,766,783	237,567,202
Beginning of period	2,106,710,615	1,295,708,419	584,776,411	347,209,209
End of period	$2,817,733,625	$2,106,710,615	$859,543,194	$584,776,411
Undistributed net investment income	$4,597,383	$7,653,889	$514,697	$2,358,239

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Global Value Fund		Value Opportunities Fund
	Six months ended December 31, 2013 (unaudited)	Period ended June 30, 2013+	Six months ended December 31, 2013 (unaudited)	Year ended June 30, 2013
Operations:
Net investment income	$10,382	$21,199	$1,015,404	$1,664,210
Net realized gains	144,022	78,197	15,696,724	10,645,866
Net change in unrealized appreciation	266,356	159,443	24,863,971	23,709,571
Net increase in net assets resulting from operations	420,760	258,839	41,576,099	36,019,647
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(35,894)	—	(1,119,363)	(865,417)
Class A	(955)	—	(859,974)	(673,818)
Class C	—	—	(72,346)	(67,096)
Net realized gains:
Class I	(181,345)	—	(7,936,180)	(2,140,938)
Class A	(5,087)	—	(7,803,482)	(1,943,224)
Class C	—	—	(2,221,386)	(568,658)
Net decrease in net assets resulting from dividends and distributions to shareholders	(223,281)	—	(20,012,731)	(6,259,151)
Capital Share Transactions:
Net increase in net assets resulting from capital share transactions	1,092,241	1,765,198	76,299,799	119,712,666
Net Assets:
Total increase in net assets	1,289,720	2,024,037	97,863,167	149,473,162
Beginning of period	2,024,037	—	233,882,763	84,409,601
End of period	$3,313,757	$2,024,037	$331,745,930	$233,882,763
Undistributed net investment income (loss)	$(4,660)	$21,807	$107,124	$1,143,403

+ The Fund commenced operations on December 31, 2012.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Capital Income Fund		High Yield Fund
	Six months ended December 31, 2013 (unaudited)	Year ended June 30, 2013	Six months ended December 31, 2013 (unaudited)	Year ended June 30, 2013
Operations:
Net investment income	$458,462	$768,099	$36,821,924	$50,703,701
Net realized gains	761,756	731,483	3,653,304	13,980,891
Net change in unrealized appreciation	1,256,141	1,332,813	30,412,436	9,892,758
Net increase in net assets resulting from operations	2,476,359	2,832,395	70,887,664	74,577,350
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(264,659)	(436,895)	(23,180,931)	(36,816,886)
Class A	(269,195)	(296,292)	(12,812,417)	(13,880,606)
Class C	—	—	(31,361)	(11,807)
Net realized gains:
Class I	(635,662)	(112,510)	(9,104,675)	(2,281,084)
Class A	(707,583)	(85,372)	(4,860,631)	(712,748)
Class C	—	—	(17,961)	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(1,877,099)	(931,069)	(50,007,976)	(53,703,131)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	(789,467)	14,307,824	313,215,651	545,203,830
Net Assets:
Total increase (decrease) in net assets	(190,207)	16,209,150	334,095,339	566,078,049
Beginning of period	25,129,746	8,920,596	1,097,590,821	531,512,772
End of period	$24,939,539	$25,129,746	$1,431,686,160	$1,097,590,821
Undistributed net investment income (loss)	$(3,954)	$71,438	$(356,893)	$(1,154,108)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions
Diversified Value Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/2013*	$12.53	$0.08	$1.79	$1.87	$(0.17)	$—	$(0.17)
Year ended 6/30/2013	9.82	0.16	2.72	2.88	(0.17)	—	(0.17)
Year ended 6/30/2012	10.01	0.16	(0.18)	(0.02)	(0.17)	—	(0.17)
Year ended 6/30/2011	7.94	0.15	2.02	2.17	(0.10)	—	(0.10)
Year ended 6/30/2010	6.77	0.12	1.25	1.37	(0.20)	—	(0.20)
Year ended 6/30/2009	9.57	0.16	(2.65)	(2.49)	(0.31)	—	(0.31)
Class A
Six months ended 12/31/2013*	12.57	0.06	1.80	1.86	(0.15)	—	(0.15)
Year ended 6/30/2013	9.86	0.13	2.72	2.85	(0.14)	—	(0.14)
Year ended 6/30/2012	10.03	0.14	(0.18)	(0.04)	(0.13)	—	(0.13)
Year ended 6/30/2011	7.96	0.14	2.02	2.16	(0.09)	—	(0.09)
Year ended 6/30/2010	6.79	0.10	1.25	1.35	(0.18)	—	(0.18)
Year ended 6/30/2009	9.56	0.14	(2.64)	(2.50)	(0.27)	—	(0.27)
Class C
Six months ended 12/31/2013*	12.35	0.01	1.77	1.78	(0.07)	—	(0.07)
Year ended 6/30/2013	9.72	0.05	2.68	2.73	(0.10)	—	(0.10)
Year ended 6/30/2012	9.92	0.07	(0.17)	(0.10)	(0.10)	—	(0.10)
Year ended 6/30/2011	7.90	0.06	2.00	2.06	(0.04)	—	(0.04)
Year ended 6/30/2010	6.74	0.04	1.26	1.30	(0.14)	—	(0.14)
Year ended 6/30/2009	9.41	0.11	(2.60)	(2.49)	(0.18)	—	(0.18)

				Ratios to Average Net Assets
Diversified Value Fund	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Class I
Six months ended 12/31/2013*	$14.23	14.96%	$426,641	0.95%[3]	1.03%[3]	1.13%[3]
Year ended 6/30/2013	12.53	29.65	367,963	0.95	1.06	1.47
Year ended 6/30/2012	9.82	–0.01	320,916	0.95	1.06	1.73
Year ended 6/30/2011	10.01	27.44	328,273	0.95	1.12	1.59
Year ended 6/30/2010	7.94	20.22	330,586	0.95	1.11	1.48
Year ended 6/30/2009	6.77	–25.59	352,322	0.95	1.10	2.20
Class A
Six months ended 12/31/2013*	14.28	14.87	45,006	1.20[3]	1.28[3]	0.89[3]
Year ended 6/30/2013	12.57	29.25	35,251	1.20	1.31	1.21
Year ended 6/30/2012	9.86	–0.18	34,731	1.20	1.31	1.46
Year ended 6/30/2011	10.03	27.16	45,383	1.20	1.37	1.42
Year ended 6/30/2010	7.96	19.84	45,427	1.20	1.36	1.21
Year ended 6/30/2009	6.79	–25.83	60,533	1.20	1.36	1.98
Class C
Six months ended 12/31/2013*	14.06	14.42	9,422	1.95[3]	2.03[3]	0.10[3]
Year ended 6/30/2013	12.35	28.28	11,815	1.95	2.06	0.45
Year ended 6/30/2012	9.72	–0.92	12,062	1.95	2.06	0.73
Year ended 6/30/2011	9.92	26.11	14,036	1.95	2.12	0.61
Year ended 6/30/2010	7.90	19.17	15,254	1.95	2.11	0.47
Year ended 6/30/2009	6.74	–26.26	17,566	1.73	2.09	1.48

	Six Months Ended	Year Ended June 30,
	December 31, 2013	2013	2012	2011	2010	2009
Portfolio turnover rate	10%	44%	42%	63%	43%	70%

		Income (loss) from investment operations			Dividends and distributions
Large Cap Value Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/2013*	$21.35	$0.14	$3.30	$3.44	$(0.31)	$—	$(0.31)
Year ended 6/30/2013	16.80	0.31	4.69	5.00	(0.45)	—	(0.45)
Year ended 6/30/2012	16.96	0.31	(0.13)	0.18	(0.34)	—	(0.34)
Year ended 6/30/2011	13.32	0.26	3.42	3.68	(0.04)	—	(0.04)
Year ended 6/30/2010	11.49	0.21	1.99	2.20	(0.37)	—	(0.37)
Year ended 6/30/2009	16.33	0.29	(4.80)	(4.51)	(0.33)	(0.00)[4]	(0.33)
Class A
Six months ended 12/31/2013*	21.21	0.11	3.28	3.39	(0.27)	—	(0.27)
Year ended 6/30/2013	16.68	0.26	4.67	4.93	(0.40)	—	(0.40)
Year ended 6/30/2012	16.84	0.26	(0.12)	0.14	(0.30)	—	(0.30)
Year ended 6/30/2011	13.25	0.21	3.39	3.60	(0.01)	—	(0.01)
Year ended 6/30/2010	11.44	0.16	2.01	2.17	(0.36)	—	(0.36)
Year ended 6/30/2009	16.25	0.27	(4.79)	(4.52)	(0.29)	(0.00)[4]	(0.29)
Class C
Six months ended 12/31/2013*	20.72	0.03	3.21	3.24	—	—	—
Year ended 6/30/2013	16.26	0.10	4.58	4.68	(0.22)	—	(0.22)
Year ended 6/30/2012	16.48	0.14	(0.12)	0.02	(0.24)	—	(0.24)
Year ended 6/30/2011	13.05	0.09	3.34	3.43	—	—	—
Year ended 6/30/2010	11.33	0.06	1.99	2.05	(0.33)	—	(0.33)
Year ended 6/30/2009	15.99	0.21	(4.72)	(4.51)	(0.15)	(0.00)[4]	(0.15)
Class R
Six months ended 12/31/2013*	21.33	0.08	3.30	3.38	(0.20)	—	(0.20)
Year ended 6/30/2013	16.77	0.21	4.69	4.90	(0.34)	—	(0.34)
Year ended 6/30/2012	16.95	0.23	(0.12)	0.11	(0.29)	—	(0.29)
Year ended 6/30/2011	13.36	0.17	3.42	3.59	—	—	—
Year ended 6/30/2010	11.54	0.13	2.03	2.16	(0.34)	—	(0.34)
Year ended 6/30/2009	16.37	0.23	(4.83)	(4.60)	(0.23)	(0.00)[4]	(0.23)

				Ratios to Average Net Assets
Large Cap Value Fund	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Class I
Six months ended 12/31/2013*	$24.48	16.22%	$443,937	1.02%[3]	1.02%[3]	1.24%[3]
Year ended 6/30/2013	21.35	30.48	389,300	1.05	1.05	1.68
Year ended 6/30/2012	16.80	1.22	316,081	1.05	1.05	1.96
Year ended 6/30/2011	16.96	27.61	588,823	1.05	1.07	1.60
Year ended 6/30/2010	13.32	20.08	478,653	1.05	1.09	1.51
Year ended 6/30/2009	11.49	–27.81	500,821	1.05	1.07	2.45
Class A
Six months ended 12/31/2013*	24.33	16.06	235,669	1.27[3]	1.27[3]	0.98[3]
Year ended 6/30/2013	21.21	30.16	156,303	1.30	1.30	1.42
Year ended 6/30/2012	16.68	0.99	155,767	1.30	1.30	1.66
Year ended 6/30/2011	16.84	27.21	319,863	1.30	1.31	1.33
Year ended 6/30/2010	13.25	19.82	512,120	1.30	1.34	1.17
Year ended 6/30/2009	11.44	–28.02	584,598	1.30	1.32	2.21
Class C
Six months ended 12/31/2013*	23.96	15.64	8,620	2.02[3]	2.02[3]	0.24[3]
Year ended 6/30/2013	20.72	29.12	8,324	2.05	2.05	0.59
Year ended 6/30/2012	16.26	0.29	23,891	2.05	2.05	0.92
Year ended 6/30/2011	16.48	26.28	36,612	2.05	2.07	0.59
Year ended 6/30/2010	13.05	18.91	38,064	2.05	2.09	0.46
Year ended 6/30/2009	11.33	–28.26	44,951	1.73	2.07	1.77
Class R
Six months ended 12/31/2013*	24.51	15.93	10,669	1.52[3]	1.52[3]	0.73[3]
Year ended 6/30/2013	21.33	29.79	9,571	1.55	1.55	1.15
Year ended 6/30/2012	16.77	0.80	10,812	1.55	1.55	1.42
Year ended 6/30/2011	16.95	26.87	14,034	1.55	1.56	1.08
Year ended 6/30/2010	13.36	19.55	14,922	1.55	1.59	0.97
Year ended 6/30/2009	11.54	–28.17	19,123	1.55	1.57	1.93

	Six Months Ended	Year Ended June 30,
	December 31, 2013	2013	2012	2011	2010	2009
Portfolio turnover rate	16%	41%	59%	43%	47%	69%

1  Net investment income per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

3  Annualized.

4  Amount is less than $0.005.

*  Unaudited

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions
Mid-Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/2013*	$35.36	$0.09	$5.29	$5.38	$(0.13)	$—	$(0.13)
Year ended 6/30/2013	26.02	0.16	9.31	9.47	(0.13)	—	(0.13)
Year ended 6/30/2012	24.96	0.13	0.95	1.08	(0.02)	—	(0.02)
Year ended 6/30/2011	18.14	0.05	6.85	6.90	(0.08)	—	(0.08)
Year ended 6/30/2010	13.76	0.05	4.49	4.54	(0.16)	—	(0.16)
Year ended 6/30/2009	17.44	0.13	(3.68)	(3.55)	(0.09)	(0.04)	(0.13)
Class A
Six months ended 12/31/2013*	34.98	0.04	5.23	5.27	(0.08)	—	(0.08)
Year ended 6/30/2013	25.75	0.09	9.21	9.30	(0.07)	—	(0.07)
Year ended 6/30/2012	24.74	0.07	0.94	1.01	—	—	—
Year ended 6/30/2011	18.01	(0.01)	6.78	6.77	(0.04)	—	(0.04)
Year ended 6/30/2010	13.68	0.01	4.46	4.47	(0.14)	—	(0.14)
Year ended 6/30/2009	17.32	0.09	(3.64)	(3.55)	(0.05)	(0.04)	(0.09)
Class C
Six months ended 12/31/2013*	32.39	(0.09)	4.84	4.75	(0.04)	—	(0.04)
Year ended 6/30/2013	23.97	(0.11)	8.53	8.42	—	—	—
Year ended 6/30/2012	23.20	(0.11)	0.88	0.77	—	—	—
Year ended 6/30/2011	16.98	(0.17)	6.39	6.22	—	—	—
Year ended 6/30/2010	12.99	(0.12)	4.23	4.11	(0.12)	—	(0.12)
Year ended 6/30/2009	16.40	0.05	(3.42)	(3.37)	—	(0.04)	(0.04)
Class R
Six months ended 12/31/2013*	35.17	0.00[4]	5.25	5.25	(0.05)	—	(0.05)
Year ended 6/30/2013	25.92	0.03	9.25	9.28	(0.03)	—	(0.03)
Year ended 6/30/2012	24.95	0.00[4]	0.97	0.97	—	—	—
Year ended 6/30/2011	18.18	(0.07)	6.85	6.78	(0.01)	—	(0.01)
Year ended 6/30/2010	13.82	(0.04)	4.51	4.47	(0.11)	—	(0.11)
Year ended 6/30/2009	17.49	0.06	(3.68)	(3.62)	(0.01)	(0.04)	(0.05)

				Ratios to Average Net Assets
Mid-Cap Value Fund	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income (loss)
Class I
Six months ended 12/31/2013*	$40.61	15.22%	$2,014,777	1.03%[3]	1.03%[3]	0.45%[3]
Year ended 6/30/2013	35.36	36.51	1,627,378	1.07	1.07	0.55
Year ended 6/30/2012	26.02	4.33	1,058,806	1.10	1.10	0.54
Year ended 6/30/2011	24.96	38.05	1,077,149	1.08	1.08	0.20
Year ended 6/30/2010	18.14	33.00	875,883	1.10	1.10	0.29
Year ended 6/30/2009	13.76	–20.21	850,809	1.15	1.15	0.94
Class A
Six months ended 12/31/2013*	40.17	15.09	662,890	1.28[3]	1.28[3]	0.23[3]
Year ended 6/30/2013	34.98	36.16	406,949	1.32	1.32	0.32
Year ended 6/30/2012	25.75	4.08	217,069	1.35	1.35	0.28
Year ended 6/30/2011	24.74	37.63	235,301	1.33	1.33	(0.06)
Year ended 6/30/2010	18.01	32.67	215,231	1.35	1.35	0.03
Year ended 6/30/2009	13.68	–20.41	224,667	1.40	1.40	0.67
Class C
Six months ended 12/31/2013*	37.10	14.66	121,893	2.03[3]	2.03[3]	(0.49)[3]
Year ended 6/30/2013	32.39	35.13	62,638	2.07	2.07	(0.39)
Year ended 6/30/2012	23.97	3.32	15,072	2.10	2.10	(0.53)
Year ended 6/30/2011	23.20	36.63	35,320	2.08	2.08	(0.81)
Year ended 6/30/2010	16.98	31.67	30,317	2.10	2.10	(0.71)
Year ended 6/30/2009	12.99	–20.52	26,888	1.66	2.14	0.41
Class R
Six months ended 12/31/2013*	40.37	14.94	18,174	1.53[3]	1.53[3]	0.00[3,4]
Year ended 6/30/2013	35.17	35.82	9,746	1.57	1.57	0.09
Year ended 6/30/2012	25.92	3.89	4,762	1.60	1.60	0.02
Year ended 6/30/2011	24.95	37.32	6,215	1.58	1.58	(0.30)
Year ended 6/30/2010	18.18	32.36	5,519	1.60	1.60	(0.23)
Year ended 6/30/2009	13.82	–20.65	6,156	1.65	1.65	0.44

	Six Months Ended	Year Ended June 30,
	December 31, 2013	2013	2012	2011	2010	2009
Portfolio turnover rate	38%	66%	72%	62%	67%	85%

		Income (loss) from investment operations			Dividends and distributions
Small Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/2013*	$54.84	$0.07	$11.74	$11.81	$(0.20)	$(4.98)	$(5.18)
Year ended 6/30/2013	41.83	0.32	12.96	13.28	(0.27)	—	(0.27)
Year ended 6/30/2012	43.90	0.29	(2.36)	(2.07)	—	—	—
Year ended 6/30/2011	31.33	(0.05)	12.68	12.63	(0.06)	—	(0.06)
Year ended 6/30/2010	21.15	0.07	10.28	10.35	(0.17)	—	(0.17)
Year ended 6/30/2009	31.67	0.12	(9.99)	(9.87)	(0.16)	(0.49)	(0.65)
Class A
Six months ended 12/31/2013*	54.67	0.00[4]	11.68	11.68	(0.16)	(4.98)	(5.14)
Year ended 6/30/2013	41.67	0.21	12.91	13.12	(0.12)	—	(0.12)
Year ended 6/30/2012	43.84	0.15	(2.32)	(2.17)	—	—	—
Year ended 6/30/2011	31.34	(0.15)	12.68	12.53	(0.03)	—	(0.03)
Year ended 6/30/2010	21.18	0.00[4]	10.30	10.30	(0.14)	—	(0.14)
Year ended 6/30/2009	31.69	0.07	(10.00)	(9.93)	(0.09)	(0.49)	(0.58)
Class C
Six months ended 12/31/2013*	49.40	(0.20)	10.52	10.32	(0.04)	(4.98)	(5.02)
Year ended 6/30/2013	37.84	(0.14)	11.70	11.56	—	—	—
Year ended 6/30/2012	40.11	(0.10)	(2.17)	(2.27)	—	—	—
Year ended 6/30/2011	28.87	(0.42)	11.66	11.24	—	—	—
Year ended 6/30/2010	19.65	(0.22)	9.56	9.34	(0.12)	—	(0.12)
Year ended 6/30/2009	29.37	(0.01)	(9.22)	(9.23)	—	(0.49)	(0.49)

				Ratios to Average Net Assets
Small Cap Value Fund	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income (loss)
Class I
Six months ended 12/31/2013*	$61.47	22.16%	$626,402	0.98%[3]	0.98%[3]	0.24%[3]
Year ended 6/30/2013	54.84	31.88	452,702	1.03	1.03	0.67
Year ended 6/30/2012	41.83	–4.72	296,436	1.09	1.09	0.73
Year ended 6/30/2011	43.90	40.29	254,187	1.08	1.08	(0.13)
Year ended 6/30/2010	31.33	49.02	165,348	1.14	1.14	0.23
Year ended 6/30/2009	21.15	–30.69	164,020	1.12	1.12	0.58
Class A
Six months ended 12/31/2013*	61.21	22.00	190,315	1.23[3]	1.23[3]	0.01[3]
Year ended 6/30/2013	54.67	31.55	103,329	1.28	1.28	0.43
Year ended 6/30/2012	41.67	–4.95	39,803	1.34	1.34	0.39
Year ended 6/30/2011	43.84	39.94	64,100	1.33	1.33	(0.39)
Year ended 6/30/2010	31.34	48.70	47,007	1.39	1.39	(0.01)
Year ended 6/30/2009	21.18	–30.90	15,630	1.37	1.37	0.32
Class C
Six months ended 12/31/2013*	54.70	21.56	42,827	1.98[3]	1.98[3]	(0.75)[3]
Year ended 6/30/2013	49.40	30.55	28,745	2.03	2.03	(0.31)
Year ended 6/30/2012	37.84	–5.66	10,970	2.09	2.09	(0.29)
Year ended 6/30/2011	40.11	38.93	11,727	2.08	2.08	(1.14)
Year ended 6/30/2010	28.87	47.56	4,278	2.14	2.14	(0.77)
Year ended 6/30/2009	19.65	–31.05	1,761	1.72	2.12	(0.03)

	Six Months Ended	Year Ended June 30,
	December 31, 2013	2013	2012	2011	2010	2009
Portfolio turnover rate	28%	35%	37%	54%	93%	65%

1  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

3  Annualized.

4  Amount is less than $0.005.

*  Unaudited

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions
Global Value Fund	Net asset value, beginning of period	Net investment income[1]	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/2013*	$11.49	$0.05	$1.97	$2.02	$(0.17)	$(0.87)	$(1.04)
Period from 12/31/2012[4] to 6/30/2013	10.00	0.12	1.37	1.49	—	—	—
Class A
Period from 8/30/2013[4] to 12/31/2013	11.85	0.02	1.63	1.65	(0.16)	(0.87)	(1.03)

				Ratios to Average Net Assets
Global Value Fund	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Class I
Six months ended 12/31/2013*	$12.47	18.03%	$3,209	1.10%[3]	6.99%[3]	0.81%[3]
Period from 12/31/2012[4] to 6/30/2013	11.49	14.90	2,024	1.10[3]	11.75[3]	2.22[3]
Class A
Period from 8/30/2013[4] to 12/31/2013	12.47	14.36	105	1.35[3]	7.84[3]	0.53[3]

	Six Months Ended December 31, 2013	Period December 31, 2012[4] through June 30, 2013
Portfolio turnover rate	28%	38%

		Income (loss) from investment operations			Dividends and distributions
Value Opportunities Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/2013*	$25.46	$0.13	$3.85	$3.98	$(0.23)	$(1.61)	$(1.84)
Year ended 6/30/2013	20.44	0.34	6.00	6.34	(0.38)	(0.94)	(1.32)
Year ended 6/30/2012	21.12	0.33	(0.48)	(0.15)	(0.14)	(0.39)	(0.53)
Year ended 6/30/2011	14.96	0.14	6.24	6.38	(0.22)	—	(0.22)
Year ended 6/30/2010	10.99	0.17	4.08	4.25	(0.28)	—	(0.28)
Year ended 6/30/2009	13.72	0.20	(2.82)	(2.62)	(0.11)	—	(0.11)
Class A
Six months ended 12/31/2013*	25.48	0.09	3.85	3.94	(0.18)	(1.61)	(1.79)
Year ended 6/30/2013	20.46	0.28	6.01	6.29	(0.33)	(0.94)	(1.27)
Year ended 6/30/2012	21.12	0.28	(0.47)	(0.19)	(0.08)	(0.39)	(0.47)
Year ended 6/30/2011	14.98	0.11	6.22	6.33	(0.19)	—	(0.19)
Year ended 6/30/2010	11.01	0.13	4.09	4.22	(0.25)	—	(0.25)
Year ended 6/30/2009	13.70	0.17	(2.80)	(2.63)	(0.06)	—	(0.06)
Class C
Six months ended 12/31/2013*	24.28	(0.01)	3.66	3.65	(0.05)	(1.61)	(1.66)
Year ended 6/30/2013	19.50	0.10	5.73	5.83	(0.11)	(0.94)	(1.05)
Year ended 6/30/2012	20.21	0.13	(0.45)	(0.32)	—	(0.39)	(0.39)
Year ended 6/30/2011	14.40	(0.05)	5.99	5.94	(0.13)	—	(0.13)
Year ended 6/30/2010	10.61	0.01	3.95	3.96	(0.17)	—	(0.17)
Year ended 6/30/2009	13.18	0.12	(2.67)	(2.55)	(0.02)	—	(0.02)

				Ratios to Average Net Assets
Value Opportunities Fund	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income (loss)
Class I
Six months ended 12/31/2013*	$27.60	16.04%	$150,415	1.00%[3]	1.00%[3]	0.97%[3]
Year ended 6/30/2013	25.46	32.28	105,332	1.03	1.03	1.45
Year ended 6/30/2012	20.44	–0.20	41,079	1.10	1.10	1.73
Year ended 6/30/2011	21.12	42.81	39,014	1.11	1.11	0.74
Year ended 6/30/2010	14.96	38.72	24,073	1.15	1.15	1.12
Year ended 6/30/2009	10.99	–18.87	17,668	1.19	1.19	1.99
Class A
Six months ended 12/31/2013*	27.63	15.90	142,463	1.25[3]	1.25[3]	0.70[3]
Year ended 6/30/2013	25.48	31.98	103,822	1.28	1.28	1.22
Year ended 6/30/2012	20.46	–0.45	32,022	1.35	1.35	1.45
Year ended 6/30/2011	21.12	42.40	34,908	1.36	1.36	0.58
Year ended 6/30/2010	14.98	38.43	21,794	1.40	1.40	0.87
Year ended 6/30/2009	11.01	–19.05	9,533	1.44	1.44	1.60
Class C
Six months ended 12/31/2013*	26.27	15.47	38,868	2.00[3]	2.00[3]	(0.05)[3]
Year ended 6/30/2013	24.28	30.97	24,728	2.03	2.03	0.44
Year ended 6/30/2012	19.50	–1.22	11,308	2.10	2.10	0.69
Year ended 6/30/2011	20.21	41.35	12,160	2.11	2.11	(0.26)
Year ended 6/30/2010	14.40	37.38	7,288	2.15	2.15	0.10
Year ended 6/30/2009	10.61	–19.32	6,619	1.86	2.19	1.22

	Six Months Ended	Year Ended June 30,
	December 31, 2013	2013	2012	2011	2010	2009
Portfolio turnover rate	33%	98%	123%	137%	166%	210%

1  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

3  Annualized.

4  Commencement of operations.

*  Unaudited

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.
		Income from investment operations			Dividends and distributions
Capital Income Fund	Net asset value, beginning of period	Net investment income[1]	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/2013*	$11.83	$0.24	$1.00	$1.24	$(0.28)	$(0.68)	$(0.96)
Year ended 6/30/2013	10.57	0.51	1.38	1.89	(0.50)	(0.13)	(0.63)
Year ended 6/30/2012	10.37	0.51	0.25	0.76	(0.48)	(0.08)	(0.56)
Period from 12/31/2010[4] to 6/30/2011	10.00	0.24	0.35	0.59	(0.22)	—	(0.22)
Class A
Six months ended 12/31/2013*	12.18	0.23	1.02	1.25	(0.26)	(0.68)	(0.94)
Year ended 6/30/2013	10.67	0.50	1.61	2.11	(0.47)	(0.13)	(0.60)
Year ended 6/30/2012	10.38	0.51	0.32	0.83	(0.46)	(0.08)	(0.54)
Period from 2/28/2011[4] to 6/30/2011	10.34	0.15	0.03	0.18	(0.14)	—	(0.14)

				Ratios to Average Net Assets
Capital Income Fund	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Class I
Six months ended 12/31/2013*	$12.11	10.71%	$11,961	0.80%[3]	1.51%[3]	3.82%[3]
Year ended 6/30/2013	11.83	18.45	11,348	0.80	1.85	4.51
Year ended 6/30/2012	10.57	7.76	8,588	0.80	2.81	5.06
Period from 12/31/2010[4] to 6/30/2011	10.37	5.90	7,765	0.80[3]	3.75[3]	4.60[3]
Class A
Six months ended 12/31/2013*	12.49	10.52	12,979	1.05[3]	1.76[3]	3.57[3]
Year ended 6/30/2013	12.18	20.34	13,782	1.05	1.99	4.31
Year ended 6/30/2012	10.67	8.37	333	1.05	3.06	4.93
Period from 2/28/2011[4] to 6/30/2011	10.38	1.74	82	1.05[3]	4.12[3]	4.31[3]

		Year Ended June 30,
	Six Months Ended December 31, 2013	2013	2012	Period December 31, 2010[4] through June 30, 2011
Portfolio turnover rate	26%	65%	38%	39%

		Income (loss) from investment operations			Dividends and distributions
High Yield Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/2013*	$12.83	$0.39	$0.36	$0.75	$(0.38)	$(0.13)	$(0.51)
Year ended 6/30/2013	12.28	0.80	0.61	1.41	(0.81)	(0.05)	(0.86)
Year ended 6/30/2012	12.79	0.94	(0.25)	0.69	(0.95)	(0.25)	(1.20)
Year ended 6/30/2011	12.01	0.92	1.23	2.15	(0.93)	(0.44)	(1.37)
Year ended 6/30/2010	10.90	1.02	1.65	2.67	(1.03)	(0.53)	(1.56)
Period from 3/31/2009[4] to 6/30/2009	10.00	0.24	0.90	1.14	(0.24)	—	(0.24)
Class A
Six months ended 12/31/2013*	12.75	0.37	0.36	0.73	(0.36)	(0.13)	(0.49)
Year ended 6/30/2013	12.21	0.76	0.60	1.36	(0.77)	(0.05)	(0.82)
Year ended 6/30/2012	12.73	0.90	(0.26)	0.64	(0.91)	(0.25)	(1.17)
Year ended 6/30/2011	11.97	0.88	1.21	2.09	(0.89)	(0.44)	(1.33)
Year ended 6/30/2010	10.89	0.97	1.64	2.61	(1.00)	(0.53)	(1.53)
Period from 5/29/2009[4] to 6/30/2009	10.84	0.07	0.05	0.12	(0.07)	—	(0.07)
Class C
Six months ended 12/31/2013*	12.82	0.32	0.37	0.69	(0.32)	(0.13)	(0.45)
Period from 12/31/2012[4] to 6/30/2013	12.88	0.30	(0.05)	0.25	(0.31)	—	(0.31)

				Ratios to Average Net Assets
High Yield Fund	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Class I
Six months ended 12/31/2013*	$13.07	5.97%	$937,372	0.70%[3]	0.74%[3]	5.97%[3]
Year ended 6/30/2013	12.83	11.70	686,718	0.70	0.75	6.23
Year ended 6/30/2012	12.28	6.02	426,041	0.70	0.76	7.76
Year ended 6/30/2011	12.79	18.45	187,319	0.70	0.75	7.15
Year ended 6/30/2010	12.01	25.45	93,139	0.70	0.89	8.51
Period from 3/31/2009[4] to 6/30/2009	10.90	11.40	28,097	0.70[3]	2.02[3]	9.04[3]
Class A
Six months ended 12/31/2013*	12.99	5.85	492,365	0.95[3]	0.99[3]	5.73[3]
Year ended 6/30/2013	12.75	11.37	410,060	0.95	1.00	5.91
Year ended 6/30/2012	12.21	5.66	105,472	0.95	1.01	7.47
Year ended 6/30/2011	12.73	18.11	53,832	0.95	1.01	6.88
Year ended 6/30/2010	11.97	24.76	22,090	0.95	1.12	8.10
Period from 5/29/2009[4] to 6/30/2009	10.89	1.16	2,551	0.95[3]	2.16[3]	7.59[3]
Class C
Six months ended 12/31/2013*	13.06	5.43	1,949	1.70[3]	1.74[3]	4.88[3]
Period from 12/31/2012[4] to 6/30/2013	12.82	1.91	812	1.70[3]	1.74[3]	4.73[3]

		Year Ended June 30,
	Six Months Ended December 31, 2013	2013	2012	2011	2010	Period March 31, 2009[4] through June 30, 2009
Portfolio turnover rate	21%	66%	57%	139%	175%	123%

1  Net investment income per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

3  Annualized.

4  Commencement of operations.

*  Unaudited

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements

DECEMBER 31, 2013 (UNAUDITED)

NOTE 1.

Organization. Hotchkis & Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of eight series. The Hotchkis & Wiley Diversified Value Fund, the Hotchkis & Wiley Large Cap Value Fund, the Hotchkis & Wiley Mid-Cap Value Fund, the Hotchkis & Wiley Small Cap Value Fund, the Hotchkis & Wiley Global Value Fund, the Hotchkis & Wiley Capital Income Fund and the Hotchkis & Wiley High Yield Fund (collectively, the "H&W Funds") are each a diversified series and the Hotchkis & Wiley Value Opportunities Fund (together with the H&W Funds, hereafter referred to as the "Funds") is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. On August 28, 2009, the Hotchkis & Wiley Core Value Fund was renamed the Hotchkis & Wiley Diversified Value Fund and the Hotchkis & Wiley All Cap Value Fund was renamed the Hotchkis & Wiley Value Opportunities Fund.

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares: Class I, Class A, Class C and Class R. The Diversified Value Fund, Small Cap Value Fund, Global Value Fund, Value Opportunities Fund, Capital Income Fund and High Yield Fund have three classes of shares: Class I, Class A and Class C. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. Class C shares are automatically converted to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class C and Class R shares bear certain expenses related to the distribution and servicing expenditures. Currently, the Global Value Fund and Capital Income Fund are not offering Class C shares to investors.

Significant Accounting Policies. The Funds' financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which may require the use of management accruals and estimates. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. New York time), or, in the absence of recorded sales, at the average between the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA's Trade Reporting and Compliance Engine (TRACE) or a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the "Advisor") under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees. The Board has approved the use of a third-party vendor's proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds' net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the following three broad categories:

  • Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

  • Level 2 — Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

  • Level 3 — Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund's assets as of December 31, 2013:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value
Level 1 — Quoted prices in an active market:
Common Stocks	$464,999,034	$684,132,084	$2,665,039,541	$795,681,672
Investment Companies	—	—	—	30,131,124
Money Market Funds	10,963,500	—	9,716,438	28,604,973
Level 2 — Other significant observable market inputs:
Common Stocks:
Energy	—	—	15,222,860	8,217,286
Time Deposits	15,549,712	14,063,502	147,345,578	23,557,976
Level 3 — Significant unobservable inputs	—	—	—	—
Total Investments	$491,512,246	$698,195,586	$2,837,324,417	$886,193,031
	Global Value	Value Opportunities	Capital Income	High Yield
Level 1 — Quoted prices in an active market:
Common Stocks	$2,214,696	$251,210,250	$14,004,771	$17,549,469
Investment Companies	—	872,079	283,284	—
Preferred Stocks	—	1,029,682	503,120	64,429,830
Convertible Preferred Stocks	—	—	91,644	10,516,174
Purchased Put Options	—	18,750	—	—
Warrants	—	2,377,350	14,614	2,073,878
Level 2 — Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	154,361	10,586,496	—	—
Consumer Staples	51,741	—	—	—
Energy	50,735	1,826,064
Financials	259,763	26,361,935	—	—
Health Care	90,669	—	—	—
Industrials	213,436	16,863,977	—	—
Information Technology	31,519	3,761,258	—	—
Telecommunication Services	59,838	4,329,545	—	—
Utilities	27,247	—	—	—
Preferred Stocks:
Financials	—	1,700,337	—	—
Convertible Bonds	—	—	212,776	18,975,017
Corporate Bonds	—	7,137,500	8,805,894	1,180,579,157
Asset-Backed Securities	—	—	399,988	53,581,520
Purchased Put Options:
Materials	—	629,000	—	—
Telecommunication Services	—	602,000	—	—
Term Loans	—	—	97,510	23,447,690
Time Deposits	417,440	463,796	197,278	58,044,972
Level 3 — Significant unobservable inputs	—	—	—	—
Total Investments	$3,571,445	$329,770,019	$24,610,879	$1,429,197,707

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $29,890 for the Global Value Fund using market values as of December 31, 2013. The transfers were due to securities being fair valued as a result of market movements following the close of local trading on December 31, 2013. There were transfers from Level 2 to Level 1 of $18,750 for the Value Opportunities Fund using market values as of December 31, 2013. The transfers were due to increased trading volume on December 31, 2013. There were no transfers into or out of Level 1 or Level 2 during the period ended December 31, 2013 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Capital Income Fund and High Yield Fund. Transfers between Levels are recognized at the end of the reporting period.

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At December 31, 2013, the High Yield Fund had outstanding bridge loan commitments of $8,500,000.

Income and Expense Allocation. Common expenses incurred by the Trust which are not allocable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. For all Funds, except the Capital Income Fund and

High Yield Fund, net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day's capital share activity of the respective class). For the Capital Income Fund and High Yield Fund, net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of settled shares of each class at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for the Capital Income Fund and High Yield Fund, declared and paid semi-annually for the Large Cap Value Fund and declared and paid annually for the Diversified Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Global Value Fund and Value Opportunities Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security using the effective yield method. Return of capital distributions received from real estate investment trust ("REIT") securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.

Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. The Funds will segregate or "earmark" liquid assets until the settlement date or otherwise cover their position in an amount sufficient to meet the Funds' obligations.

Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds isolate the portion of realized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and may require a pro-rata adjustment to interest receivable from the unrealized appreciation or depreciation of securities on the Statements of Assets & Liabilities.

Restricted and Illiquid Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Options. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Funds may purchase call options on securities and security indexes. A Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed by an offsetting purchase or sale of an option of the same series. The purchase and writing of options involves certain risks. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. With options, there is minimal counterparty risk to the Funds since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Statements of Assets & Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.

Credit Default Swap Contracts. The High Yield Fund may enter into credit default swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. In the event of default, the seller must pay the buyer the full notional amount ("par value") of the underlying reference obligation in exchange for the underlying reference obligation. Credit default swaps involve greater risks than if the Fund invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

The High Yield Fund is party to an International Swap Dealers Association, Inc. Master Agreement ("ISDA Master Agreement") with JPMorgan Chase Bank, N.A. that governs transactions, such as over-the-counter swap contracts, entered into by the Fund and the counterparty. The ISDA Master Agreement contains provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle the counterparty to elect to terminate early and cause settlement of all outstanding transactions under the ISDA Master Agreement.

Upon entering into swap agreements, the High Yield Fund will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Fund is buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps, the Fund will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Fund. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Fund has recourse against any collateral posted to it by the counterparty. When entering into swap agreements as a seller, the notional amounts would be partially offset by any recovery values of the respective reference obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same reference entity. Unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

The High Yield Fund did not enter into any credit default swap contracts during the six months ended December 31, 2013.

Derivative Instruments. The Funds have adopted authoritative standards regarding disclosures about derivatives and how they affect the Funds' Statements of Assets & Liabilities and Statements of Operations.

The following is a summary of the location of derivative instruments on the Funds' Statements of Assets & Liabilities as of December 31, 2013:

Derivative Type	Asset Derivatives
Equity Contracts:
Purchased Put Options	Long-term investments

The following is a summary of the Funds' derivative instrument holdings categorized by primary risk exposure as of December 31, 2013:

Asset Derivatives

Value Opportunities
Equity Contracts:
Purchased Put Options	$1,249,750

The following is a summary of the Funds' realized gains (losses) and change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended December 31, 2013:

Realized Gains (Losses) on Derivatives

Value Opportunities
Equity Contracts:
Purchased Put Options	$—	*

* Included with net realized gains from sales of unaffiliated issuers.

Change in Unrealized Appreciation (Depreciation) on Derivatives

Value Opportunities
Equity Contracts:
Purchased Put Options	$(1,327,421	)*

* Included with net change in unrealized appreciation of securities and foreign currency transactions.

The following is a summary of the Funds' average quarterly balance of outstanding derivative instruments categorized by primary risk exposure for the six months ended December 31, 2013:

Average Quarterly Balance of Outstanding Derivatives

Value Opportunities
Equity Contracts:
Average Number of Contracts — Purchased Put Options	2,083
Average Market Value — Purchased Put Options	$1,690,117

Offsetting Assets and Liabilities. The Funds are subject to various master netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of December 31, 2013:

				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Liabilities	Gross Amounts	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Securities Lending (see Note 7):
Diversified Value	$10,963,500	$—	$10,963,500	$10,963,500	$—	$—
Mid-Cap Value	9,716,438	—	9,716,438	9,716,438	—	—
Small Cap Value	28,604,973	—	28,604,973	28,604,973	—	—

NOTE 2.

Fees and Transactions with Affiliates. The Trust has entered into Investment Advisory Agreements for each of the Funds with the Advisor, with which the officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor is responsible for the management of the Funds' investments and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to waive fees or reimburse regular operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through October 31, 2014.

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Global Value	Value Opportunities	Capital Income	High Yield
Annual Advisory Fee Rate	0.75%[1]	0.75%[1]	0.75%[1]	0.75%	0.80%	0.75%	0.65%	0.55%
Annual cap on expenses — Class I	0.95%	1.05%	1.15%	1.25%	1.10%	1.25%	0.80%	0.70%
Annual cap on expenses — Class A	1.20%	1.30%	1.40%	1.50%	1.35%	1.50%	1.05%	0.95%
Annual cap on expenses — Class C	1.95%	2.05%	2.15%	2.25%	2.10%	2.25%	1.80%	1.70%
Annual cap on expenses — Class R	N/A	1.55%	1.65%	N/A	N/A	N/A	N/A	N/A

1 The Annual Advisory Fee Rate is 0.75% for the first $5 billion in assets, 0.65% for the next $5 billion in assets and 0.60% for assets over $10 billion.

Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Funds ("Quasar" or the "Distributor"). The Distributor is affiliated with the Funds' transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC. Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily at the annual rates based upon the average daily net assets of the shares as follows:

Distribution and Service Fee
Class A	0.25%
Class C	1.00%
Class R	0.50%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A, Class C and Class R shareholders.

Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within "Transfer agent fees and expenses" in the Statements of Operations.

Stephens Inc. is an affiliated broker-dealer of the Funds. For the six months ended December 31, 2013, Stephens Inc. received the following amounts of front-end sales charges for Class A shares:

Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Global Value	Value Opportunities	Capital Income	High Yield
$—	$109	$5,036	$1,459	$—	$72	$—	$375

U.S. Bancorp Fund Services, LLC, the Funds' administrator, agreed to waive a portion of its administration and accounting fees during the Global Value Fund's first twelve months of operations.

NOTE 3.

Investments. Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2013 were as follows:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Global Value	Value Opportunities	Capital Income	High Yield
Purchases	$45,054,322	$140,248,866	$1,233,386,613	$307,448,991	$1,441,038	$149,236,939	$6,186,224	$538,016,388
Sales	49,440,796	101,286,593	907,533,435	194,859,857	704,439	90,937,307	8,330,252	254,417,123

The Funds did not have any purchases or sales of U.S. Government securities for the six months ended December 31, 2013.

NOTE 4.

Federal Income Taxes. It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.

The following information is presented on an income tax basis as of June 30, 2013:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Global Value	Value Opportunities	Capital Income	High Yield
Tax cost of investments	$417,016,509	$579,328,708	$1,836,379,402	$510,776,630	$1,820,975	$207,132,956	$22,977,517	$1,037,561,869
Gross unrealized appreciation	58,419,725	78,918,622	287,821,330	110,024,535	238,590	33,046,374	2,141,334	35,171,624
Gross unrealized depreciation	(65,495,917)	(104,266,013)	(108,213,228)	(43,506,632)	(52,526)	(9,734,695)	(550,272)	(16,531,519)
Net unrealized appreciation (depreciation) on investments	(7,076,192)	(25,347,391)	179,608,102	66,517,903	186,064	23,311,679	1,591,062	18,640,105
Distributable ordinary income (as of 6/30/13)	5,434,850	7,984,055	7,653,889	18,604,302	105,895	7,196,214	476,846	5,317,325
Distributable long-term gains (as of 6/30/13)	—	—	—	8,824,195	17,116	1,282,420	291,746	7,853,001
Total distributable earnings	5,434,850	7,984,055	7,653,889	27,428,497	123,011	8,478,634	768,592	13,170,326
Other accumulated gains (losses)	(733,838,786)	(1,215,602,697)	(182,050,303)	—	(6)	433	(3,225)	(1,514,782)
Total accumulated gains (losses)	$(735,480,128)	$(1,232,966,033)	$5,211,688	$93,946,400	$309,069	$31,790,746	$2,356,429	$30,295,649

As of the close of business on December 31, 2010, in exchange for shares the Advisor transferred assets valued at $3,298,650 to the Capital Income Fund. As a result of the tax-deferred transfers, the Capital Income Fund acquired $30,179 of unrealized appreciation for tax purposes. As of June 30, 2013, the Capital Income Fund held securities with $16,855 of net unrealized appreciation relating to the transfers.

As of the close of business on December 31, 2012, in exchange for shares the Advisor transferred assets valued at $1,132,946 to the Global Value Fund. As a result of the tax-deferred transfers, the Global Value Fund acquired $50,230 of unrealized appreciation for tax purposes. As of June 30, 2013, the Global Value Fund held securities with $29,860 of net unrealized appreciation relating to the transfers.

The tax components of distributions paid during the fiscal years ended June 30, 2013 and 2012, capital loss carryovers as of June 30, 2013, and tax basis late year losses as of June 30, 2013, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	June 30, 2013				June 30, 2012
	Ordinary Income Distributions	Long-Term Capital Gains Distributions	Net Capital Loss Carryovers	Late Year Losses	Ordinary Income Distributions	Long-Term Capital Gains Distributions
Diversified Value	$5,634,844	$—	$(733,838,786)[1]	$—	$6,009,751	$—
Large Cap Value	12,016,314	—	(1,215,602,697)[2]	—	15,119,485	—
Mid-Cap Value	5,658,174	—	(182,050,303)[3]	—	668,761	—
Small Cap Value	2,052,328	—	—	—	—	—
Global Value*	—	—	—	—	—	—
Value Opportunities	3,829,055	2,430,096	—	—	1,430,011	442,074
Capital Income	803,220	127,849	—	—	456,076	—
High Yield	53,317,108	386,023	—	—	36,724,663	2,411,752

* The Fund commenced operations on December 31, 2012.

1  $492,301,525 expires on 6/30/2017 and $241,537,261 expires on 6/30/2018.

2  $674,684,050 expires on 6/30/2017, $442,596,438 expires on 6/30/2018 and $98,322,209 is long-term with no expiration.

3  $114,908,851 expires on 6/30/2017 and $67,141,452 expires on 6/30/2018.

As of and during the year ended June 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended June 30, 2013, the Funds did not incur any interest or penalties. The tax years ended June 30, 2010 through June 30, 2013 remain open and subject to examination by tax jurisdictions.

NOTE 5.

Capital Share Transactions. Transactions in capital shares for each class were as follows:

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended December 31, 2013
Diversified Value Fund
Class I	3,860,022	$52,004,157	355,404	$4,858,367	(3,612,203)	$(48,455,718)	603,223	$8,406,806
Class A	498,763	6,717,580	16,116	221,112	(167,439)	(2,267,180)	347,440	4,671,512
Class C	40,848	548,097	2,404	32,478	(329,762)	(4,318,547)	(286,510)	(3,737,972)
Total net increase (decrease)	4,399,633	59,269,834	373,924	5,111,957	(4,109,404)	(55,041,445)	664,153	9,340,346
Large Cap Value Fund
Class I	2,372,028	54,211,503	240,030	5,467,702	(2,709,793)	(62,901,553)	(97,735)	(3,222,348)
Class A	3,166,434	70,775,225	79,926	1,820,888	(929,565)	(21,296,300)	2,316,795	51,299,813
Class C	132,402	2,992,485	—	—	(174,357)	(3,749,405)	(41,955)	(756,920)
Class R	51,309	1,171,643	2,719	61,986	(67,400)	(1,551,810)	(13,372)	(318,181)
Total net increase (decrease)	5,722,173	129,150,856	322,675	7,350,576	(3,881,115)	(89,499,068)	2,163,733	47,002,364
Mid-Cap Value Fund
Class I+	10,724,698	411,377,566	146,545	5,713,799	(7,284,307)	(280,448,648)	3,586,936	136,642,717
Class A	7,535,784	284,930,087	26,702	1,029,893	(2,693,063)	(102,645,406)	4,869,423	183,314,574
Class C	1,512,864	53,184,260	1,722	61,387	(162,560)	(5,702,780)	1,352,026	47,542,867
Class R	210,565	8,061,415	328	12,716	(37,792)	(1,457,853)	173,101	6,616,278
Total net increase (decrease)	19,983,911	757,553,328	175,297	6,817,795	(10,177,722)	(390,254,687)	9,981,486	374,116,436
Small Cap Value Fund
Class I	2,367,209	140,770,752	470,827	27,129,048	(902,509)	(53,424,233)	1,935,527	114,475,567
Class A	1,423,385	84,169,422	172,679	9,910,020	(377,172)	(22,610,048)	1,218,892	71,469,394
Class C	222,039	11,777,868	38,776	1,989,199	(59,734)	(3,243,644)	201,081	10,523,423
Total net increase (decrease)	4,012,633	236,718,042	682,282	39,028,267	(1,339,415)	(79,277,925)	3,355,500	196,468,384

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended December 31, 2013
Global Value Fund^
Class I	62,908	$774,432	18,286	$217,239	(5)	$(57)	81,189	$991,614
Class A*	9,249	112,117	509	6,042	(1,362)	(17,532)	8,396	100,627
Total net increase (decrease)	72,157	886,549	18,795	223,281	(1,367)	(17,589)	89,585	1,092,241
Value Opportunities Fund
Class I	2,051,850	55,625,158	257,248	6,693,591	(995,051)	(26,362,847)	1,314,047	35,955,902
Class A	1,827,164	48,821,966	271,861	7,081,981	(1,017,762)	(27,271,045)	1,081,263	28,632,902
Class C	493,395	12,546,012	63,510	1,573,783	(95,801)	(2,408,800)	461,104	11,710,995
Total net increase (decrease)	4,372,409	116,993,136	592,619	15,349,355	(2,108,614)	(56,042,692)	2,856,414	76,299,799
Capital Income Fund
Class I	8,627	106,134	67,943	810,885	(48,151)	(594,057)	28,419	322,962
Class A	269,546	3,407,401	75,416	926,598	(437,082)	(5,446,428)	(92,120)	(1,112,429)
Total net increase (decrease)	278,173	3,513,535	143,359	1,737,483	(485,233)	(6,040,485)	(63,701)	(789,467)
High Yield Fund
Class I	30,085,672	392,034,680	1,362,748	17,747,164	(13,231,191)	(171,958,718)	18,217,229	237,823,126
Class A	8,470,570	109,262,960	1,334,902	17,274,700	(4,048,612)	(52,262,584)	5,756,860	74,275,076
Class C	84,781	1,102,584	2,076	27,038	(931)	(12,173)	85,926	1,117,449
Total net increase (decrease)	38,641,023	502,400,224	2,699,726	35,048,902	(17,280,734)	(224,233,475)	24,060,015	313,215,651
Year Ended June 30, 2013
Diversified Value Fund
Class I	6,471,116	72,259,012	488,180	5,057,545	(10,261,980)	(116,009,525)	(3,302,684)	(38,692,968)
Class A	185,071	2,068,771	18,221	189,858	(922,077)	(9,819,624)	(718,785)	(7,560,995)
Class C	16,745	188,155	6,701	68,816	(308,056)	(3,386,514)	(284,610)	(3,129,543)
Total net increase (decrease)	6,672,932	74,515,938	513,102	5,316,219	(11,492,113)	(129,215,663)	(4,306,079)	(49,383,506)
Large Cap Value Fund
Class I	3,144,779	59,110,547	475,977	8,056,466	(4,203,790)	(76,654,368)	(583,034)	(9,487,355)
Class A	1,720,129	32,846,375	157,478	2,644,346	(3,847,739)	(69,308,071)	(1,970,132)	(33,817,350)
Class C	59,382	1,125,919	8,054	132,128	(1,135,423)	(20,864,500)	(1,067,987)	(19,606,453)
Class R	104,162	2,007,621	8,024	135,124	(308,479)	(5,596,900)	(196,293)	(3,454,155)
Total net increase (decrease)	5,028,452	95,090,462	649,533	10,968,064	(9,495,431)	(172,423,839)	(3,817,446)	(66,365,313)
Mid-Cap Value Fund
Class I	14,314,188	446,529,217	178,009	5,005,616	(9,161,030)	(274,963,950)	5,331,167	176,570,883
Class A	6,370,401	199,939,977	11,618	323,681	(3,178,760)	(92,657,220)	3,203,259	107,606,438
Class C	1,506,613	44,515,181	—	—	(201,735)	(5,462,343)	1,304,878	39,052,838
Class R	188,039	5,803,409	116	3,239	(94,760)	(2,851,148)	93,395	2,955,500
Total net increase (decrease)	22,379,241	696,787,784	189,743	5,332,536	(12,636,285)	(375,934,661)	9,932,699	326,185,659
Small Cap Value Fund
Class I	2,806,490	137,041,351	23,403	1,042,119	(1,661,079)	(79,873,758)	1,168,814	58,209,712
Class A	1,320,718	66,218,822	1,804	80,202	(387,537)	(18,635,975)	934,985	47,663,049
Class C	353,686	15,899,756	—	—	(61,767)	(2,702,341)	291,919	13,197,415
Total net increase (decrease)	4,480,894	219,159,929	25,207	1,122,321	(2,110,383)	(101,212,074)	2,395,718	119,070,176
Global Value Fund^
Class I**	176,148	1,765,198	—	—	—	—	176,148	1,765,198
Total net increase	176,148	1,765,198	—	—	—	—	176,148	1,765,198

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year Ended June 30, 2013
Value Opportunities Fund
Class I	2,367,559	$56,521,333	119,702	$2,524,516	(359,895)	$(8,382,773)	2,127,366	$50,663,076
Class A	3,072,499	72,103,090	97,497	2,060,109	(660,704)	(15,107,189)	2,509,292	59,056,010
Class C	664,228	14,982,804	20,205	408,539	(246,114)	(5,397,763)	438,319	9,993,580
Total net increase (decrease)	6,104,286	143,607,227	237,404	4,993,164	(1,266,713)	(28,887,725)	5,074,977	119,712,666
Capital Income Fund
Class I	181,207	2,090,478	44,816	498,973	(79,623)	(926,634)	146,400	1,662,817
Class A	1,569,636	18,047,082	32,580	377,198	(502,104)	(5,779,273)	1,100,112	12,645,007
Total net increase (decrease)	1,750,843	20,137,560	77,396	876,171	(581,727)	(6,705,907)	1,246,512	14,307,824
High Yield Fund
Class I	40,995,362	526,715,718	1,698,071	21,866,166	(23,852,918)	(307,769,702)	18,840,515	240,812,182
Class A	27,968,727	360,792,431	1,091,186	14,032,120	(5,537,001)	(71,257,276)	23,522,912	303,567,275
Class C**	74,728	972,593	680	8,878	(12,078)	(157,098)	63,330	824,373
Total net increase (decrease)	69,038,817	888,480,742	2,789,937	35,907,164	(29,401,997)	(379,184,076)	42,426,757	545,203,830

+  Includes an in-kind redemption which resulted in a realized gain of $23,556,811.

*  For the period August 30, 2013 (commencement of operations) to December 31, 2013.

**  For the period December 31, 2012 (commencement of operations) to June 30, 2013.

^  The Global Value Fund had a single shareholder, Hotchkis & Wiley Capital Management, LLC, which individually held 46.4% of the total shares outstanding as of December 31, 2013 and 64.4% of the total shares outstanding as of June 30, 2013.

NOTE 6.

Investments in Affiliated Issuers. An issuer in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of each Fund's investments in securities of affiliated issuers held during the six months ended December 31, 2013, is set forth below:

Mid-Cap Value Fund

Issuer Name	Share Balance At July 1, 2013	Additions	Reductions	Share Balance At December 31, 2013	Dividend Income	Value At December 31, 2013
Valassis Communications, Inc.	2,722,200	150,200	537,000	2,335,400	$1,560,292	$79,987,450
					$1,560,292

Small Cap Value Fund

Issuer Name	Share Balance At July 1, 2013	Additions	Reductions	Share Balance At December 31, 2013	Dividend Income	Value At December 31, 2013
Hudson Global, Inc.	2,171,800	—	—	2,171,800	$—	$8,730,636
Miller Industries, Inc.	768,300	17,100	—	785,400	219,912	14,632,002
Overhill Farms, Inc.+	982,900	—	982,900	—	—	—
					$219,912

+ Issuer was not an affiliate as of December 31, 2013.

NOTE 7.

Securities Lending. Effective December 2007, the Funds entered into a securities lending arrangement with Brown Brothers Harriman & Co. (the "Custodian"). Under the securities lending agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned plus accrued interest. The total market value of securities on loan for each Fund is disclosed on the Schedule of Investments. The cash collateral is invested in short-term instruments as noted on the Schedule of Investments. Income earned from these investments is included in "Securities on loan" on the Statements of Operations and is allocated to each Fund based on each Fund's proportion of the total cash collateral received. Securities lending involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, the Custodian has agreed to indemnify the

Funds from losses resulting from a borrower's failure to return a loaned security. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the applicable Fund.

NOTE 8.

Indemnifications. Under the Trust's organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 9.

Risk Factors. Investing in a Fund may involve certain risks including, but not limited to, those described below.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The prices of, and the income generated by, most debt securities held by a Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in a Fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the common stocks and other equity securities held by a Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund's shares. Redemptions by these entities of their holdings in the Fund may impact the Fund's liquidity and net asset value ("NAV"). These redemptions may also force the Fund to sell securities.

NOTE 10.

Subsequent Events. Management has evaluated subsequent events in the preparation of the Funds' financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.

NOTE 11.

Federal Tax Disclosure. The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2013.

For the year ended June 30, 2013, the following percentages of ordinary distributions paid qualify for the dividend received deduction available to corporate shareholders: Diversified Value Fund — 100.00%, Large Cap Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, Small Cap Value Fund — 92.14%, Global Value Fund — n/a, Value Opportunities Fund — 43.99%, Capital Income Fund — 38.19%, High Yield Fund — 4.44%.

For the year ended June 30, 2013, the following percentages of ordinary distributions paid are designated as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003: Diversified Value Fund — 100.00%, Large Cap Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, Small Cap Value Fund — 92.14%, Global Value Fund — n/a, Value Opportunities Fund — 45.18%, Capital Income Fund — 40.10%, High Yield Fund — 4.44%. Shareholders should consult their tax advisors.

Additional Information Applicable to Foreign Shareholders Only. For the year ended June 30, 2013, the Funds designate the following percentages of ordinary distributions paid as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c): Diversified Value Fund — 0.02%, Large Cap Value Fund — 0.01%, Mid-Cap Value Fund — 0.02%, Small Cap Value Fund — 0.04%, Global Value Fund — n/a, Value Opportunities Fund — 6.66%, Capital Income Fund — 37.05%, High Yield Fund — 88.88%. For the year ended June 30, 2013, the following percentages of ordinary income distributions paid are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c): Diversified Value Fund — 0.00%, Large Cap Value Fund — 0.00%, Mid-Cap Value Fund — 0.00%, Small Cap Value Fund — 0.00%, Global Value Fund — n/a, Value Opportunities Fund — 58.05%, Capital Income Fund — 8.72%, High Yield Fund — 4.89%.

Fund Expense Examples (Unaudited)

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs such as initial sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period (July 1, 2013 – December 31, 2013).

The table below illustrates the Funds' costs in two ways:

Based on actual fund returns. This section provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Based on hypothetical 5% yearly returns. This section provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Based on Actual Fund Returns				Based on Hypothetical 5% Yearly Returns
	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 - 12/31/13		Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 - 12/31/13	Annualized Expense Ratio
Diversified Value Fund
Class I	$1,000.00	$1,149.60	$5.15		$1,000.00	$1,020.42	$4.84	0.95%
Class A	1,000.00	1,148.70	6.50		1,000.00	1,019.16	6.11	1.20
Class C	1,000.00	1,144.20	10.54		1,000.00	1,015.38	9.91	1.95
Large Cap Value Fund
Class I	1,000.00	1,162.20	5.56		1,000.00	1,020.06	5.19	1.02
Class A	1,000.00	1,160.60	6.92		1,000.00	1,018.80	6.46	1.27
Class C	1,000.00	1,156.40	10.98		1,000.00	1,015.02	10.26	2.02
Class R	1,000.00	1,159.30	8.27		1,000.00	1,017.54	7.73	1.52
Mid-Cap Value Fund
Class I	1,000.00	1,152.20	5.59		1,000.00	1,020.01	5.24	1.03
Class A	1,000.00	1,150.90	6.94		1,000.00	1,018.75	6.51	1.28
Class C	1,000.00	1,146.60	10.98		1,000.00	1,014.97	10.31	2.03
Class R	1,000.00	1,149.40	8.29		1,000.00	1,017.49	7.78	1.53
Small Cap Value Fund
Class I	1,000.00	1,221.60	5.49		1,000.00	1,020.27	4.99	0.98
Class A	1,000.00	1,220.00	6.88		1,000.00	1,019.00	6.26	1.23
Class C	1,000.00	1,215.60	11.06		1,000.00	1,015.22	10.06	1.98
Global Value Fund
Class I	1,000.00	1,180.30	6.05		1,000.00	1,019.66	5.60	1.10
Class A	1,000.00	1,143.60	4.84	**	1,000.00	1,018.40	6.87	1.35
Value Opportunities Fund
Class I	1,000.00	1,160.40	5.45		1,000.00	1,020.16	5.09	1.00
Class A	1,000.00	1,159.00	6.80		1,000.00	1,018.90	6.36	1.25
Class C	1,000.00	1,154.70	10.86		1,000.00	1,015.12	10.16	2.00
Capital Income Fund
Class I	1,000.00	1,107.10	4.25		1,000.00	1,021.17	4.08	0.80
Class A	1,000.00	1,105.20	5.57		1,000.00	1,019.91	5.35	1.05

Fund Expense Examples (Unaudited)

	Based on Actual Fund Returns			Based on Hypothetical 5% Yearly Returns
	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 - 12/31/13	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 - 12/31/13	Annualized Expense Ratio
High Yield Fund
Class I	$1,000.00	$1,059.70	$3.63	$1,000.00	$1,021.68	$3.57	0.70%
Class A	1,000.00	1,058.50	4.93	1,000.00	1,020.42	4.84	0.95
Class C	1,000.00	1,054.30	8.80	1,000.00	1,016.64	8.64	1.70

* Expenses are equal to the Funds' annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by the number of days in the most recent fiscal year (365).

** Actual expenses are equal to the Fund's annualized expense ratio for Class A multiplied by the average account value over the period, multiplied by 122/365 (to reflect the commencement of operations to December 31, 2013).

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Information about the Funds

ADVISOR

Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017

LEGAL COUNSEL

Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
695 Town Center Drive, Suite 1200
Costa Mesa, CA 92626

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

This report is for the information of shareholders of the Hotchkis & Wiley Funds, but may also be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is included in the Statement of Additional Information, which is available without charge, upon request, by calling 1-866-HW-FUNDS (1-866-493-8637) and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' website at www.hwcm.com and on the SEC's website at http://www.sec.gov.

Hotchkis & Wiley Funds files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available free of charge on the SEC's website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330). The Forms N-Q are also available on the Funds' website at www.hwcm.com.

725 SOUTH FIGUEROA STREET, 39th Floor
LOS ANGELES, CALIFORNIA 90017-5439
www.hwcm.com
1.866.HW.FUNDS (1.866.493.8637)

CODE #HWF-SAR-1213-0214

DECEMBER 31, 2013

SEMI-ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The identification and recommendation of individuals for Board membership is the responsibility of the Nominating and Governance Committee.  Shareholders may submit suggestions for candidates by forwarding their correspondence by U.S. mail or other courier service to the Funds’ Secretary for the attention of the Chairman of the Nominating and Governance Committee, 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017-5439.

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Item 11. Controls and Procedures.

(a)         The Registrant’s President / Principal Executive Officer and Treasurer / Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hotchkis & Wiley Funds

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, President / Principal Executive Officer

Date	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, President / Principal Executive Officer

Date	February 27, 2014

By (Signature and Title)	/s/ James Menvielle
James Menvielle, Treasurer / Principal Financial Officer

Date	February 27, 2014

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